Exhibit G.1.b.ii

FORM OF

Aberdeen Asia-Pacific Income Fund, Inc.

$100,000,000 3.73% Series E Senior Secured Notes due June 19, 2034

_____________

Note Purchase Agreement

_____________

Dated as of June 19, 2019

note purchase agreement (FAX) 4836-3733-3140 v63 (002).doc

4293189

Table of Contents

Section                                                        Heading                                                            Page

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Section 16.                Survival of Representations and Warranties; Entire Agreement 36

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Schedule A           —      Information Relating to Purchasers

Schedule B           —      Defined Terms

Schedule 5.3         —      Disclosure Materials

Schedule 5.5         —      Financial Statements

Schedule 5.15       —      Existing Indebtedness

Schedule 5.19       —      Security Interests

Schedule 10.8       —      Additional Investment Restrictions

Exhibit 1               —      Form of $100,000,000 3.73% Series E Senior Secured Notes due June 19, 2034

Exhibit 2.2            —      Form of Security Agreement

Exhibit 2.3            —      Form of Intercreditor Agreement

Exhibit 4.4(a)        —      Form of Opinion of respective Special Counsel to the Fund

Exhibit 4.4(b)        —      Form of Opinion of Special Counsel to the Purchasers

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Aberdeen Asia-Pacific Income Fund, Inc.

C/O Aberdeen Standard Investments Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA  19103

$100,000,000 3.73% Series E Senior Secured Notes due June 19, 2034

Dated as of June 19, 2019

To Each of The Purchasers Listed in

            Schedule A Hereto:

Ladies and Gentlemen:

Aberdeen Asia-Pacific Income Fund, Inc., a Maryland corporation (the “Fund”), agrees with each of the Purchasers as follows:

Section 1.          Authorization of Notes.

            (a)        Description of Notes.  The Fund will authorize the issue and sale of $100,000,000 aggregate principal amount of its 3.73% Series E Senior Secured Notes due June 19, 2034 (the “Notes,” such term to include any such notes issued in substitution therefore pursuant to Section 13).  The Notes shall be substantially in the form set out in Exhibit 1.  Certain capitalized and other terms used in this Agreement are defined in Schedule B and, for purposes of this Agreement, the rules of construction set forth in Section 22.4 shall govern; and references to a “Schedule” or an “Exhibit” are, unless otherwise specified, to a Schedule or an Exhibit attached to this Agreement.

The Notes shall bear interest from the date of issuance at a fixed rate equal to 3.73% per annum payable semiannually on the 19th day of each June and December in each year (commencing December 19, 2019) and at maturity and shall bear interest on overdue principal (including any overdue required or optional prepayment of principal) and premium, if any, and (to the extent legally enforceable) on any overdue installment of interest at the Default Rate until paid.  Interest shall be subject to adjustment in accordance with Section 1(b) below.

Interest on the Notes shall be computed on the basis of a 360‑day year of twelve 30‑day months.

           (b)     Adjustment Period.  Without limiting the provisions of Section 9.8, in addition to all other amounts due and payable hereunder and under the Notes, the interest rate of the Notes (including any Default Rate applicable thereto) shall be increased by an amount equal to 1.00% per annum during any Adjustment Period.

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Section 2.          Sale and Purchase of Notes; Security for the Notes.

          Section 2.1.     Sale and Purchase of Notes.  Subject to the terms and conditions of this Agreement, the Fund will issue and sell to each Purchaser and each Purchaser will purchase from the Fund, at the Closing provided for in Section 3, Notes in the principal amount specified opposite such Purchaser’s name in Schedule A at the purchase price of 100% of the principal amount thereof.  The Purchasers’ obligations hereunder are several and not joint obligations and no Purchaser shall have any liability to any Person for the performance or non‑performance of any obligation by any other Purchaser hereunder.

          Section 2.2.     Security for the Notes.  The Notes will be secured by an Amended and Restated Security Agreement dated as of June 12, 2013 and signed by a Responsible Officer on behalf of the Fund in favor of the Secured Parties (as defined therein which includes the holders of Notes) (as the same may be amended, restated, supplemented or otherwise modified from time to time in accordance with this Agreement and the other Financing Agreements, the “Security Agreement”), in substantially the form attached hereto as Exhibit 2.2.  The Security Agreement creates and will create a first priority Lien on and security interest in the Collateral described therein subject to Permitted Liens.  For the purposes of the Security Agreement, the Notes and all debts, liabilities, obligations, covenants and duties of the Fund arising under any Financing Agreement or otherwise with respect to the Notes, whether direct or indirect (including those acquired by assumption), absolute or contingent, due or to become due, now existing or hereafter arising, including expenses, principal amounts, Make-Whole Amount and including interest and fees that accrue after the commencement by or against the Fund of any proceeding under any bankruptcy insolvency, reorganization, moratorium or other similar laws of any jurisdiction naming the Fund as the debtor in such proceeding, regardless of whether such interest and fees are allowed claims in such proceeding, and any other unpaid amounts (including in respect of fees, expenses, indemnification and reimbursement) owing from the Fund with respect to any Notes shall constitute “Obligations”.

Section 3.          Closing.

The sale and purchase of the Notes to be purchased by each Purchaser shall occur at the offices of Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603‑4080, at 10:00 a.m., Chicago time, at a closing (the “Closing”) on June 19, 2019 or on such other Business Day thereafter on or prior to June 20, 2019 as may be agreed upon by the Fund and the Purchasers.  At the Closing, the Fund will deliver or cause to be delivered to each Purchaser the Notes to be purchased by such Purchaser in the form of a single Note to be so purchased (or such greater number of Notes in denominations of at least $250,000 as such Purchaser may request) dated the date of the Closing and registered in such Purchaser’s name (or in the name of its nominee), against delivery by such Purchaser to the Fund of immediately available funds in the amount of the purchase price therefor by wire transfer of immediately available funds for the account of the Fund to State Street Bank and Trust Co. Boston, BIC: SBOSUS33, ABA#  011000028, Beneficiary Account Number: 23628803, Beneficiary Name:  ABERDEEN ASIA-PACIFIC INC FUND, 197C.  If at the Closing the Fund shall fail to tender such Notes to any Purchaser as provided above in this Section 3, or any of the conditions specified in Section 4 shall not have been fulfilled to such Purchaser’s satisfaction, such Purchaser shall, at its election, be relieved of all further obligations under this Agreement, without thereby waiving any rights such Purchaser may have by reason of such failure or nonfulfillment.

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Section 4.          Conditions to Closing.

Each Purchaser’s obligation to purchase and pay for the Notes to be sold to such Purchaser at the Closing is subject to the fulfillment to such Purchaser’s satisfaction, prior to or at the Closing, of the following conditions:

          Section 4.1.     Representations and Warranties.  The representations and warranties of the Fund in each Financing Agreement shall be correct in all material respects when made and at the time of the Closing.

          Section 4.2.     Performance; No Default.  The Fund shall have performed and complied with all agreements and conditions contained in each Financing Agreement required to be performed or complied with by it prior to or at the Closing.  Before and after giving effect to the issue and sale of the Notes (and the application of the proceeds thereof as contemplated by Section 5.14) no Default or Event of Default shall have occurred and be continuing.

          Section 4.3.     Compliance Certificates.

           (a)     Officer’s Certificate.  The Fund shall have delivered to such Purchaser an Officer’s Certificate, dated the date of the Closing, certifying that the conditions specified in Sections 4.1, 4.2 and 4.9 have been fulfilled.

           (b)     Secretary’s Certificate.  The Fund shall have delivered to such Purchaser a certificate of its Secretary or Assistant Secretary, dated the date of the Closing, certifying as to (i) the resolutions attached thereto and other corporate proceedings relating to the authorization, execution and delivery of each Financing Agreement and (ii) the Fund’s organizational documents as then in effect.

          Section 4.4.     Opinions of Counsel.  Such Purchaser shall have received opinions in form and substance satisfactory to such Purchaser, dated the date of the Closing (a) from Willkie Farr & Gallagher LLP, counsel for the Fund and from Venable LLP, special Maryland counsel to the Fund, together covering the matters set forth in Exhibit 4.4(a) and covering such other matters incident to the transactions contemplated hereby as such Purchaser or its counsel may reasonably request (and the Fund hereby instructs its counsel to deliver such opinions to the Purchasers) and (b) from Chapman and Cutler LLP, the Purchasers’ special counsel in connection with such transactions, substantially in the form set forth in Exhibit 4.4(b) and covering such other matters incident to such transactions as such Purchaser may reasonably request.

          Section 4.5.     Purchase Permitted by Applicable Law, Etc.  On the date of the Closing such Purchaser’s purchase of Notes shall (a) be permitted by the laws and regulations of each jurisdiction to which such Purchaser is subject, without recourse to provisions (such as section 1405(a)(8) of the New York Insurance Law) permitting limited investments by insurance companies without restriction as to the character of the particular investment, (b) not violate any applicable law or regulation (including, without limitation, Regulation T, U or X of the Board of Governors of the Federal Reserve System) and (c) not subject such Purchaser to any tax, penalty or liability under or pursuant to any applicable law or regulation, which law or regulation was not in effect on the date hereof.  If requested by such Purchaser, such Purchaser shall have received an Officer’s Certificate certifying as to such matters of fact as such Purchaser may reasonably specify to enable such Purchaser to determine whether such purchase is so permitted.

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          Section 4.6.     Sale of Other Notes.  Contemporaneously with the Closing, the Fund shall sell to each other Purchaser, and each other Purchaser shall purchase the Notes to be purchased by it at the Closing as specified in Schedule A.

          Section 4.7.     Payment of Special Counsel Fees.  Without limiting the provisions of Section 15.1, the Fund shall have paid on or before the Closing the fees, charges and disbursements of the Purchasers’ special counsel referred to in Section 4.4 to the extent reflected in a statement of such counsel rendered to the Fund at least three Business Days prior to the Closing.

          Section 4.8.     Private Placement Number.  A private placement number issued by Standard & Poor’s CUSIP Service Bureau (in cooperation with the SVO) shall have been obtained for the Notes.

          Section 4.9.     Changes in Corporate Structure.  The Fund shall not have changed its jurisdiction of incorporation or organization, as applicable, or been a party to any merger or consolidation or succeeded to all or any substantial part of the liabilities of any other entity, at any time following the date of the most recent financial statements referred to in Schedule 5.5.

        Section 4.10.     Funding Instructions.  At least three Business Days prior to the date of the Closing, each Purchaser shall have received written instructions signed by a Responsible Officer on letterhead of the Fund confirming the information specified in Section 3 including (i) the name and address of the transferee bank, (ii) such transferee bank’s ABA number and (iii) the account name and number into which the purchase price for the Notes is to be deposited.

        Section 4.11.     Rating of Notes.  The Notes shall have been given a rating of not less than AAA by Fitch on or prior to the date of issuance thereof (which evidence shall include the information required by Section 9.8).

        Section 4.12.     Financing Agreements.  The Financing Agreements (i) shall have been duly executed and delivered by the parties thereto, (ii) shall be in full force and effect and (iii) the Purchasers shall have received true, correct and complete copies of each thereof.

        Section 4.13.     Lien Perfection. The Fund shall have delivered to such Purchasers (i) Uniform Commercial Code, federal tax and judgment lien search reports with respect to each applicable public office where Liens would customarily be filed against the Fund disclosing that there are no effective Liens of record in such official’s office covering the Fund or any asset or property thereof other than Permitted Liens and (ii) evidence that duly completed Uniform Commercial Code financing statements shall have been duly filed (or arrangements therefor acceptable to the Purchasers have been made) in such office or offices as may be necessary to perfect the holders of Notes’ Liens in and to such Collateral that can be perfected by filing financing statements.

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        Section 4.14.     Proceedings and Documents.  All corporate and other proceedings in connection with the transactions contemplated by the Financing Agreements and all documents and instruments incident to such transactions shall be satisfactory to such Purchaser and its special counsel, and such Purchaser and its special counsel shall have received all such counterpart originals or certified or other copies of such documents as such Purchaser or such special counsel may reasonably request and shall receive such information as may be reasonably necessary to complete any Holder Forms.

Section 5.          Representations and Warranties of the Fund.

The Fund represents and warrants to each Purchaser that:

          Section 5.1.     Organization and Power.  The Fund (i) is duly organized, validly existing and in good standing under the laws of the jurisdiction of its organization and (ii) is duly qualified to do business and in good standing in each jurisdiction in which the failure to be so qualified could reasonably be expected to have a Material Adverse Effect. The Fund has all requisite power and authority to own its property and to carry on its business as now conducted.

          Section 5.2.     Authority and Execution and Binding Agreement.  The Fund has full legal power and authority to enter into, execute, deliver and perform the terms of the Financing Agreements, all of which have been duly authorized by all proper and necessary corporate action, and the Fund is in full compliance with its Organization Documents.  The Fund has duly executed and delivered the Financing Agreements to which it is a party.  The Financing Agreements constitute the valid and legally binding obligations of the Fund to the extent it is a party thereto, enforceable in accordance with their respective terms, except as such enforceability may be limited by (i) applicable bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and (ii) general principles of equity (regardless of whether such enforceability is considered in a proceeding in equity or at law).

          Section 5.3.     Disclosure; No Material Adverse Change.  (a) The Fund, through its agent, Bank of America Merrill Lynch, has delivered to each Purchaser a copy of the Investor Presentation dated April 2019, (the “Presentation”), relating to the transactions contemplated hereby.  The Presentation fairly describes, in all material respects, the general nature of the business and principal properties of the Fund.  This Agreement, the Presentation, the financial statements listed in Schedule 5.5 and the documents, certificates or other writings delivered to the Purchasers by or on behalf of the Fund prior to May 24, 2019 in connection with the transactions contemplated hereby and identified in Schedule 5.3 (this Agreement, the Presentation and such documents, certificates or other writings and such financial statements delivered to each Purchaser being referred to, collectively, as the “Disclosure Documents”), taken as a whole, do not contain any untrue statement of a material fact or to the best of the Fund’s knowledge omit to state any material fact necessary to make the statements therein not misleading in light of the circumstances under which they were made.  Except as disclosed in the Disclosure Documents, since October 31, 2018, there has been no change in the financial condition, operations, business or properties of the Fund except changes that, individually or in the aggregate, would not reasonably be expected to have a Material Adverse Effect.

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           (b)     Since the Measurement Date, the Fund has conducted its business only in the ordinary course and there has been no material adverse change in the business, assets or condition, financial (other than fluctuations in the value of the Fund’s portfolio securities) or otherwise, of the Fund, other than redemptions permitted under Section 10.4(a), that, immediately after giving effect thereto, would (individually or in the aggregate) not cause a Default.

          Section 5.4.     No Subsidiaries.  The Fund has no Subsidiaries as of the date of Closing.

          Section 5.5.     Financial Condition.  The statement of assets and liabilities of the Fund as of the Measurement Date and the related statements of operations and changes in net assets for the fiscal year then ended, copies of which, certified by independent public accountants, have heretofore been delivered to each Purchaser and are listed in Schedule 5.5, fairly present, in all material respects, the financial position of the Fund as of such date and the results of its operations for such period in conformity with Applicable Accounting Principles.  The Fund does not have any Material liabilities that are not disclosed in the Disclosure Documents.

          Section 5.6.     No Conflict; Compliance.  (a) The Fund is not in default under any mortgage, indenture, contract, agreement, judgment, decree or order to which it is a party or by which it or any of its property is bound, which defaults, taken as a whole, could reasonably be expected to have a Material Adverse Effect.  The execution, delivery or carrying out by the Fund of the terms of the Financing Agreements, the Notes hereunder, and the use by the Fund of the proceeds thereof in accordance with the terms hereof (i) will not (x) violate any statutes or regulations, including the 1940 Act, of any Governmental Authority applicable to the Fund, or (y) constitute a default under, conflict with, require any consent under (other than consents which have been obtained), or result in the creation or imposition of, or obligation to create, any Lien (other than pursuant to the Security Agreement) upon the property of the Fund pursuant to the terms of any such mortgage, indenture, contract, agreement, judgment, decree or order, which defaults, conflicts and consents, if not obtained, could reasonably be expected to have a Material Adverse Effect, and (ii) are not inconsistent with the Fundamental Policies or the Organization Documents.

           (b)     The Fund is not in default with respect to any judgment, order, writ, injunction, decree or decision of any Governmental Authority, which default could reasonably be expected to have a Material Adverse Effect.  The Fund is complying with all applicable statutes and regulations, including the 1940 Act and the Securities Act, of all Governmental Authorities, a violation of which could reasonably be expected to have a Material Adverse Effect.

          Section 5.7.     Approvals and Consents.  No consent, authorization or approval of, filing (other than the filing of each financing statement in the form attached to the Security Agreement in the office indicated on such financing statement) with, notice to, or exemption by, the holders of any securities issued by the Fund, any Governmental Authority or any other Person is required to authorize, or is required in connection with, the execution and delivery by the Fund of, and the performance by the Fund of its obligations under, the Financing Agreements is required as a condition to the validity or enforceability of the Financing Agreements with respect to or against the Fund or its property or assets.  No provision of any applicable treaty, statute, law (including any applicable usury or similar law), rule or regulation of any Governmental Authority will prevent the execution and delivery by the Fund or performance by the Fund of its obligations under, or affect the validity with respect to or against the Fund of the Financing Agreements.

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          Section 5.8.     Litigation.   There are no actions, suits or proceedings at law or in equity or by or before any Governmental Authority (whether purportedly on behalf of the Fund) pending or, to the knowledge of the Fund, threatened against it, or maintained by it, that may affect the property or rights of the Fund, which (i) could reasonably be expected to have a Material Adverse Effect, (ii) call into question the validity or enforceability of, or otherwise seek to invalidate, any Financing Agreement, or (iii) might, individually or in the aggregate, materially adversely affect any of the transactions contemplated by any Financing Agreement.

          Section 5.9.     Taxes.  The Fund has filed or caused to be filed all tax returns required to be filed and has paid, or has made adequate provision for the payment of, all Taxes shown to be due and payable on said returns or in any assessments made against it (other than those being contested in good faith and by appropriate proceedings diligently conducted, and for which adequate reserves have been set aside in accordance with Applicable Accounting Principles) which, if not so filed or paid, could reasonably be expected to result in a Material Adverse Effect, and no tax Liens (other than those permitted by Section 10.6(b)) have been filed against the Fund or any of its property.  The charges, accruals and reserves on the books of the Fund with respect to all federal, state, local and other Taxes are adequate, and the Fund knows of no unpaid assessment which is due and payable against it or any claims being asserted against it which could reasonably be expected to have a Material Adverse Effect, except such thereof as are being contested in good faith and by appropriate proceedings diligently conducted, and for which adequate reserves have been set aside in accordance with Applicable Accounting Principles.  The U.S. federal income tax liabilities of the Fund have been finally determined (whether by reason of completed audits or the statute of limitations having run) for all fiscal years up to and including the fiscal year ended October 31, 2017.

        Section 5.10.     Property.  (a) The Fund has good and marketable title to all of its property with respect to which the absence of such marketable title could reasonably be expected to result in a Material Adverse Effect, subject to no Liens other than Permitted Liens.  All Material leases are valid and subsisting and are in full force and effect in all material respects.

           (b)     The Security Agreement creates a Lien upon the items and types of Collateral described therein in which a security interest may be created under Article 9 of the applicable Uniform Commercial Code (“UCC”) (the “Article 9 Collateral”) owned by the Fund (subject to Permitted Liens (and subject to the Intercreditor Agreement)) and the Fund has not assigned, pledged, sold or otherwise conveyed any interest in the Collateral other than as permitted by the Financing Agreements.

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        Section 5.11.     Licenses, Permits, Etc.  The Fund owns or possesses all licenses, permits, franchises, authorizations, patents, copyrights, proprietary software, service marks, trademarks and trade names, or rights thereto, that individually or in the aggregate are Material, without known conflict with the rights of others, except for those conflicts that, individually or in the aggregate, would not have a Material Adverse Effect.

        Section 5.12.     Compliance with ERISA.  Neither the Fund nor any ERISA Affiliate maintains, contributes to or is obligated to maintain or contribute to, or has, at any time in the past six years, maintained, contributed to or been obligated to maintain or contribute to, any employee benefit plan which is subject to Title I or Title IV of ERISA or Section 4975 of the Code.  Neither the Fund nor any ERISA Affiliate is, or has ever been at any time within the past six years, a “party in interest” (as defined in section 3(14) of ERISA) or a “disqualified person” (as defined in Section 4975 of the Code) with respect to any such plan.

        Section 5.13.     Private Offering by the Fund.  Neither the Fund nor anyone acting on its behalf has offered the Notes or any similar Securities for sale to, or solicited any offer to buy the Notes or any similar Securities from, or otherwise approached or negotiated in respect thereof with, more than 10 Persons, all of which were Institutional Investors, including the Purchasers, each of which has been offered the Notes or similar Securities at a private sale for investment.  Neither the Fund nor anyone acting on its behalf has taken, or will take, any action that would subject the issuance or sale of the Notes to the registration requirements of section 5 of the Securities Act or to the registration requirements of any securities or blue sky laws of any applicable jurisdiction

        Section 5.14.     Use of Proceeds; Margin Regulations.  The Fund will apply the proceeds of the sale of the Notes as permitted under the 1940 Act including for the refinancing of existing Indebtedness, making new portfolio investments and for general corporate purposes.  No part of the proceeds from the sale of the Notes hereunder will be used, directly or indirectly, for the purpose of buying or carrying any margin stock within the meaning of Regulation U of the Board of Governors of the Federal Reserve System (12 CFR 221), or for the purpose of buying or carrying or trading in any Securities under such circumstances as to involve the Fund in a violation of Regulation X of said Board (12 CFR 224) or to involve any broker or dealer in a violation of Regulation T of said Board (12 CFR 220).  Margin stock does not constitute any of the value of the consolidated assets of the Fund and its Subsidiaries and the Fund does not have any present intention that margin stock will constitute any of the value of such assets.  As used in this Section, the terms “margin stock” and “purpose of buying or carrying” shall have the meanings assigned to them in said Regulation U.

        Section 5.15.     Existing Indebtedness.  (a) Except as described therein, Schedule 5.15 sets forth a complete and correct list of all outstanding Indebtedness of the Fund as of June 19, 2019 (including a description of the obligors and obligees, principal amount outstanding and collateral therefor, if any, and Guarantee thereof, if any), since which date there has been no material change in the amounts, interest rates, sinking funds, installment payments or maturities of the Indebtedness of the Fund.  The Fund is not in default and no waiver of default is currently in effect, in the payment of any principal or interest on any Indebtedness of the Fund and no event or condition exists with respect to any Indebtedness of the Fund the outstanding principal amount of which exceeds $5,000,000 that would permit (or that with notice or the lapse of time, or both, would permit) one or more Persons to cause such Indebtedness to become due and payable before its stated maturity or before its regularly scheduled dates of payment.

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           (b)     Except as permitted by the Security Agreement (which, for the avoidance of doubt, permits Permitted Liens), the Fund has not agreed or consented to cause or permit in the future (upon the happening of a contingency or otherwise) any of its property, whether now owned or hereafter acquired, to be subject to a Lien.

           (c)     The Fund is not a party to, or otherwise subject to any provision contained in, any instrument evidencing Indebtedness of the Fund, any agreement relating thereto or any other agreement or statute (including, but not limited to, its charter or other organizational document) which limits the amount of, or otherwise imposes restrictions on the incurring of, Indebtedness of the Fund, except for the 1940 Act, state securities laws to the extent applicable, Fundamental Policies, the Organization Documents or as specifically indicated in Schedule 5.15.

        Section 5.16.     Foreign Assets Control Regulations, Etc.  (a)  Neither the Fund nor any Controlled Entity (i) is a Blocked Person, (ii) has been notified that its name appears or may in the future appear on a State Sanctions List or (iii) is a target of sanctions that have been imposed by the United Nations, Canada or the European Union.

           (b)     Neither the Fund nor any Controlled Entity (i) has violated, been found in violation of, or been charged or convicted under, any applicable U.S. Economic Sanctions Laws, Canadian Economic Sanctions Laws, Anti-Money Laundering Laws or Anti-Corruption Laws or (ii) to the Fund’s knowledge, is under investigation by any Governmental Authority for possible violation of any U.S. Economic Sanctions Laws, Canadian Economic Sanctions Laws, Anti-Money Laundering Laws or Anti-Corruption Laws.

           (c)     No part of the proceeds from the sale of the Notes hereunder:

               (i)      constitutes or will constitute funds obtained on behalf of any Blocked Person or will otherwise be used by the Fund or any Controlled Entity, directly or indirectly, (A) in connection with any investment in, or any transactions or dealings with, any Blocked Person, (B) for any purpose that would cause any Purchaser to be in violation of any U.S. Economic Sanctions Laws or Canadian Economic Sanctions Laws, or (C) otherwise in violation of any U.S. Economic Sanctions Laws or Canadian Economic Sanctions Laws;

              (ii)      will be used, directly or indirectly, in violation of, or cause any Purchaser to be in violation of, any applicable Anti-Money Laundering Laws; or

             (iii)      will be used, directly or indirectly, for the purpose of making any improper payments, including bribes, to any Governmental Official or commercial counterparty in order to obtain, retain or direct business or obtain any improper advantage, in each case which would be in violation of, or cause any Purchaser to be in violation of, any applicable Anti-Corruption Laws.

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           (d)     The Fund has established procedures and controls which it reasonably believes are adequately designed (and otherwise comply with applicable law) to prevent violation by the Fund and each Controlled Entity of all applicable U.S. Economic Sanctions Laws, Canadian Economic Sanctions Laws, Anti-Money Laundering Laws and Anti-Corruption Laws.

        Section 5.17.     Investment Company Status.  The Fund has the following status (“Status”): (i) it qualifies as a Regulated Investment Company, (ii) it is a “registered investment company” within the meaning of Section 8 of the 1940 Act, (iii) it is a “closed-end company” and a “non-diversified company” in each case within the meaning of Section 5 of the 1940 Act, (iv) it is neither an “affiliate” (within the meaning of Section 23A of the Federal Reserve Act, as amended) of, nor an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of, any Purchaser, and (v) it is in compliance with its Organization Documents.

The Fund is not subject to any statute, rule, regulation or organizational or offering document which prohibits or limits the incurrence of Indebtedness under the Financing Agreements, except for the limitations set forth in the 1940 Act, state securities laws to the extent applicable, Fundamental Policies and the Organization Documents.

The Fund has not issued any of its securities in violation of any Federal or State securities laws applicable thereto, except to the extent that any such violation could not reasonably be expected to have a Material Adverse Effect.

The Fund is not subject to the Public Utility Holding Company Act of 2005, the ICC Termination Act of 1995, or the Federal Power Act.

        Section 5.18.     Ranking of Obligations.  The Fund’s payment obligations under the Financing Agreements shall at all times rank senior to all unsecured and unsubordinated Indebtedness and senior to any Preferred Stock issued by the Fund and at least pari passu, without preference or priority, with all other secured Indebtedness (including the Indebtedness under the Credit Agreement, the 2013 Notes, the 2017A Notes and the 2017B Notes).

        Section 5.19.     Security Interests.   On the date of the Closing, (a) all necessary and appropriate financing statements are in appropriate form for filing so that, once filed with the offices described in Schedule 5.19, the Lien granted under the Security Agreement will constitute a perfected Lien (subject to Permitted Liens (and subject to the Intercreditor Agreement)) on all right, title and interest of the Fund in the Article 9 Collateral that may be perfected by filing, (b) the Lien granted under the Security Agreement will constitute a perfected Lien (subject to Permitted Liens (and subject to the Intercreditor Agreement)) on all right, title and interest of the Fund in the Collateral that is subject thereto to the extent such Lien may be perfected by control of the Collateral Agent, and (c) the Security Agreement creates in favor of the Collateral Agent, for the ratable benefit of the holders of the Notes, a legal, valid and enforceable security interest in all right, title and interest of the Fund in the Article 9 Collateral (subject to Permitted Liens (and subject to the Intercreditor Agreement)).

        Section 5.20.     Material Agreements.  The Custody Agreement is in full force and effect in all material respects.  All agreements between the Fund and Aberdeen Standard Investments Australia Limited or Aberdeen Standard Investments (Asia) Limited are in full force and effect, except to the extent that failure of any such agreement to be in full force and effect could not reasonably be expected to have a Material Adverse Effect.

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Section 6.          Representations of the Purchasers.

          Section 6.1.     Purchase for Investment.  (a) Each Purchaser severally represents that it is purchasing the Notes for its own account or for one or more separate accounts maintained by such Purchaser or for the account of one or more pension or trust funds and not with a view to the distribution thereof, provided that the disposition of such Purchaser’s or their property shall at all times be within such Purchaser’s or their control.  Each Purchaser understands that the Notes have not been registered under the Securities Act and may be resold only if registered pursuant to the provisions of the Securities Act or if an exemption from registration is available, except under circumstances where neither such registration nor such an exemption is required by law, and that the Fund is not required to register the Notes.

           (b)     Each Purchaser (and any account which is a separate legal entity contemplated in Section 6.1(a)) is an “accredited investor” as defined in Rule 501(a) promulgated under the Securities Act.

          Section 6.2.       Source of Funds.  Each Purchaser severally represents that at least one of the following statements is an accurate representation as to each source of funds (a “Source”) to be used by such Purchaser to pay the purchase price of the Notes to be purchased by such Purchaser hereunder:

              (a)      the Source is an “insurance company general account” (as the term is defined in the United States Department of Labor’s Prohibited Transaction Exemption (“PTE”) 95‑60) in respect of which the reserves and liabilities (as defined by the annual statement for life insurance companies approved by the NAIC (the “NAIC Annual Statement”)) for the general account contract(s) held by or on behalf of any employee benefit plan together with the amount of the reserves and liabilities for the general account contract(s) held by or on behalf of any other employee benefit plans maintained by the same employer (or affiliate thereof as defined in PTE 95‑60) or by the same employee organization in the general account do not exceed 10% of the total reserves and liabilities of the general account (exclusive of separate account liabilities) plus surplus as set forth in the NAIC Annual Statement filed with such Purchaser’s state of domicile; or

              (b)      the Source is a separate account that is maintained solely in connection with such Purchaser’s fixed contractual obligations under which the amounts payable, or credited, to any employee benefit plan (or its related trust) that has any interest in such separate account (or to any participant or beneficiary of such plan (including any annuitant)) are not affected in any manner by the investment performance of the separate account; or

              (c)      the Source is either (i) an insurance company pooled separate account, within the meaning of PTE 90‑1 or (ii) a bank collective investment fund, within the meaning of the PTE 91‑38 and, except as disclosed by such Purchaser to the Fund in writing pursuant to this clause (c), no employee benefit plan or group of plans maintained by the same employer or employee organization beneficially owns more than 10% of all assets allocated to such pooled separate account or collective investment fund; or

                                                                            -15-

             (d)      the Source constitutes assets of an “investment fund” (within the meaning of Part VI of PTE 84-14 (the “QPAM Exemption”)) managed by a “qualified professional asset manager” or “QPAM” (within the meaning of Part VI of the QPAM Exemption), no employee benefit plan’s assets that are managed by the QPAM in such investment fund, when combined with the assets of all other employee benefit plans established or maintained by the same employer or by an affiliate (within the meaning of Part VI(c)(1) of the QPAM Exemption) of such employer or by the same employee organization and managed by such QPAM, represent more than 20% of the total client assets managed by such QPAM, the conditions of Part I(c) and (g) of the QPAM Exemption are satisfied, neither the QPAM nor a person controlling or controlled by the QPAM maintains an ownership interest in the Fund that would cause the QPAM and the Fund to be “related” within the meaning of Part VI(h) of the QPAM Exemption and (i) the identity of such QPAM and (ii) the names of any employee benefit plans whose assets in the investment fund, when combined with the assets of all other employee benefit plans established or maintained by the same employer or by an affiliate (within the meaning of Part VI(c)(1) of the QPAM Exemption) of such employer or by the same employee organization, represent 10% or more of the assets of such investment fund, have been disclosed to the Fund in writing pursuant to this clause (d); or

              (e)      the Source constitutes assets of a “plan(s)” (within the meaning of Part IV(h) of PTE 96-23 (the “INHAM Exemption”)) managed by an “in-house asset manager” or “INHAM” (within the meaning of Part IV(a) of the INHAM Exemption), the conditions of Part I(a), (g) and (h) of the INHAM Exemption are satisfied, neither the INHAM nor a Person controlling or controlled by the INHAM (applying the definition of “control” in Part IV(d)(3) of the INHAM Exemption) owns a 10% or more interest in the Fund and (i) the identity of such INHAM and (ii) the name(s) of the employee benefit plan(s) whose assets constitute the Source have been disclosed to the Fund in writing pursuant to this clause (e); or

              (f)      the Source is a governmental plan; or

              (g)      the Source is one or more employee benefit plans, or a separate account or trust fund comprised of one or more employee benefit plans, each of which has been identified to the Fund in writing pursuant to this clause (g); or

              (h)      the Source does not include assets of any employee benefit plan, other than a plan exempt from the coverage of ERISA.

As used in this Section 6.2, the terms “employee benefit plan,” “governmental plan,” and “separate account” shall have the respective meanings assigned to such terms in section 3 of ERISA.

                                                                            -16-

Section 7.          Information as to the Fund.

          Section 7.1.     Financial and Business Information.  The Fund shall deliver or cause to be delivered to each holder of Notes that is an Institutional Investor:

              (a)      Semi-Annual Statements — within 90 days (or such shorter period as is the earlier of (x) 15 days greater than the period applicable to the filing of the Fund’s semi-annual report on Form N-CSR (the “Form N-CSR”) with the SEC regardless of whether the Fund is subject to the filing requirements thereof and (y) the date by which such financial statements are required to be delivered under any Material Credit Facility or the date on which such corresponding financial statements are delivered under any Material Credit Facility if such delivery occurs earlier than such required delivery date) after the end of each semi-annual fiscal period in each fiscal year of the Fund (other than the last semi-annual fiscal period of each such fiscal year), duplicate copies of,

   (i)         an unaudited balance sheet of the Fund, as at the end of such semi‑annual fiscal period, and

              (ii)      unaudited statements of operations and changes in net assets of the Fund, for the portion of the fiscal year ending with such semi-annual fiscal period,

setting forth in each case in comparative form the figures for the corresponding period in the previous fiscal year, all in reasonable detail, prepared in accordance with Applicable Accounting Principles applicable to semi-annual financial statements generally, and certified by a Senior Financial Officer as fairly presenting, in all material respects, the financial position of the Fund and its results of operations and cash flows, subject to changes resulting from year‑end adjustments;

              (b)      Annual Statements — within 90 days (or such shorter period as is the earlier of (x) 15 days greater than the period applicable to the filing of the Fund’s Annual Report on Form N-CSR with the SEC regardless of whether the Fund is subject to the filing requirements thereof and (y) the date by which such financial statements are required to be delivered under any Material Credit Facility or the date on which such corresponding financial statements are delivered under any Material Credit Facility if such delivery occurs earlier than such required delivery date) after the end of each fiscal period in each fiscal year of the Fund, duplicate copies of,

               (i)      a balance sheet and schedule of investments of the Fund, as at the end of such year, and

              (ii)      statements of operations and changes in net assets of the Fund, for such year,

setting forth in each case in comparative form the figures for the corresponding periods in the previous fiscal year, all in reasonable detail, prepared in accordance with Applicable Accounting Principles, and accompanied by an opinion thereon of independent public accountants of recognized national standing, which opinion shall state that such financial statements present fairly, in all material respects, the financial position of the Fund and its results of operations and have been prepared in conformity with Applicable Accounting Principles, and that the examination of such accountants in connection with such financial statements has been made in accordance with generally accepted auditing standards, and that such audit provides a reasonable basis for such opinion in the circumstances;

                                                                            -17-

              (c)      SEC and Other Reports — promptly upon their becoming available:

               (i)      one copy of each semi-annual or annual financial statement, each regular or periodic report sent to the Fund’s stockholders, each notice sent to the Fund’s stockholders, each proxy statement and similar document filed with the SEC, each registration statement that shall have become effective (without exhibits except as expressly requested by such holder) and each final prospectus and all amendments thereto filed by the Fund with the SEC; and

              (ii)      if requested by a holder of Notes, each financial statement, report or notice sent by the Fund to its principal lending banks as a whole (excluding information sent to such banks in the ordinary course of administration of a bank facility, such as information relating to pricing and borrowing availability) or to any NRSRO;

             (d)      Notice of Default or Event of Default — promptly, and in any event within five days after a Responsible Officer becomes aware of the existence of any Default or Event of Default, a written notice sent in accordance with Section 18 specifying the nature and period of existence thereof and what action the Fund is taking or proposes to take with respect thereto;

              (e)      ERISA Matters — promptly, and in any event within five days after a Responsible Officer becomes aware of any of the following, a written notice setting forth the nature thereof and the action, if any, that the Fund or an ERISA Affiliate proposes to take with respect thereto:

               (i)      with respect to any Plan, any reportable event, as defined in section 4043(c) of ERISA and the regulations thereunder, for which notice thereof has not been waived pursuant to such regulations as in effect on the date hereof; or

              (ii)      the taking by the PBGC of steps to institute, or the threatening by the PBGC of the institution of, proceedings under section 4042 of ERISA for the termination of, or the appointment of a trustee to administer, any Plan, or the receipt by the Fund or any ERISA Affiliate of a notice from a Multiemployer Plan that such action has been taken by the PBGC with respect to such Multiemployer Plan; or

                                                                            -18-

             (iii)      any event, transaction or condition that could result in the incurrence of any liability by the Fund or any ERISA Affiliate pursuant to Title I or IV of ERISA or the penalty or excise tax provisions of the Code relating to employee benefit plans, or in the imposition of any Lien on any of the rights, properties or assets of the Fund or any ERISA Affiliate pursuant to Title I or IV of ERISA or such penalty or excise tax provisions, if such liability or Lien, taken together with any other such liabilities or Liens then existing, would reasonably be expected to have a Material Adverse Effect; or

             (iv)      receipt of notice of the imposition of a Material financial penalty (which for this purpose shall mean any tax, penalty or other liability, whether by way of indemnity or otherwise) with respect to one or more Non-U.S. Plans;

              (f)      Resignation or Replacement of Auditors — within 10 days following the date on which the Fund’s auditors resign or the Fund elects to change auditors, as the case may be, notification thereof (which shall hereby be satisfied by delivery of the Fund’s next annual or semi-annual report, the filing of the Fund’s next Form N‑SAR, the filing of a Form 8‑k or the filing of a comparable filing, so long as such filing contains the information that would have been included in the notification and is made public on the SEC’s EDGAR website or the Fund’s website, whether or not such filing is filed within the 10 days following the date on which the Fund’s auditor resigns), together with such further information as the Required Holders may request; and

              (g)      Compliance Certification — as of and within twenty (20) Business Days after each Valuation Date, a certificate of a Senior Financial Officer setting forth the information (including detailed calculations) required in order to establish whether the Fund was in compliance with the requirements of Section 9.7 (including, where applicable, the calculations of the maximum or minimum amount, ratio or percentage); and

              (h)      Requested Information — with reasonable promptness, such other  data and information relating to the business, operations, affairs, financial condition, assets or properties of the Fund (including, without limitation, actual copies of the semi-annual and annual reports of the Fund) or relating to the ability of the Fund to perform its obligations under each Financing Agreement and under the Notes as from time to time may be reasonably requested in writing by such holder of Notes (including any such information as may be reasonably necessary to complete any Holder Forms).

          Section 7.2.     Officer’s Certificate.  Each set of financial statements delivered to a holder of Notes pursuant to Section 7.1(a) or Section 7.1(b) shall be accompanied by a certificate of a Senior Financial Officer setting forth (delivered in the same format as such financial statements):

              (a)      Covenant Compliance — the information (including detailed calculations) required in order to establish whether the Fund was in compliance with the requirements of Sections 9.7 and 11(o) during the semi-annual or annual period covered by the statements then being furnished (including with respect to each such Section, where applicable, the calculations of the maximum or minimum amount, ratio or percentage, as the case may be, permissible under the terms of such Sections, and the calculation of the amount, ratio or percentage then in existence). In the event that the Fund has made an election to measure any financial liability using fair value (which election is being disregarded for purposes of determining compliance with this Agreement pursuant to Section 22.2) as to the period covered by any such financial statement, such Senior Financial Officer’s certificate as to such period shall include a reconciliation from GAAP with respect to such election; and

                                                                            -19-

              (b)      Event of Default — certifying that such Senior Financial Officer has reviewed the relevant terms hereof and has made, or caused to be made, under his or her supervision, a review of the transactions and conditions of the Fund from the beginning of the semi‑annual or annual period covered by the statements then being furnished to the date of the certificate and that such review shall not have disclosed the existence during such period of any condition or event that constitutes a Default or an Event of Default or, if any such condition or event existed or exists, specifying the nature and period of existence thereof and what action the Fund shall have taken or proposes to take with respect thereto.

          Section 7.3.     Visitation.  The Fund shall permit the representatives of each holder of Notes that is an Institutional Investor:

              (a)      No Default — if no Default or Event of Default then exists, at the expense of such holder and upon reasonable prior notice to the Fund, to visit the principal executive office of the Fund, to discuss the affairs, finances and accounts of the Fund with the Fund’s officers, and, with the consent of the Fund (which consent will not be unreasonably withheld) to visit the other offices and properties of the Fund,  all at such reasonable times and as often as may be reasonably requested in writing; and

              (b)      Default — if a Default or Event of Default then exists, at the expense of the Fund to visit and inspect any of the offices or properties of the Fund, to examine all their respective books of account, records, reports and other papers, to make copies and extracts therefrom, and to discuss their respective affairs, finances and accounts with their respective officers and independent public accountants (and by this provision the Fund authorizes said accountants to discuss the affairs, finances and accounts of the Fund), all at such times and as often as may be requested.

          Section 7.4.     Electronic Delivery.  Financial statements, opinions of independent certified public accountants, other information and Officer’s Certificates that are required to be delivered by the Fund pursuant to Sections 7.1(a), (b) or (c) and Section 7.2 shall be deemed to have been delivered if the Fund satisfies any of the following requirements with respect thereto:

              (a)      such financial statements satisfying the requirements of Section 7.1(a) or (b) and related Officer’s Certificate satisfying the requirements of Section 7.2 and any other information required under Section 7.1(c) are delivered to each holder of a Note by e-mail at the e-mail address set forth in such holder’s Schedule A or as communicated from time to time in a separate writing delivered to the Fund;

                                                                            -20-

              (b)      the Fund shall have timely filed such Form N-CSR, satisfying the requirements of Section 7.1(a) or Section 7.1(b), as the case may be, with the SEC on EDGAR and shall have made such form and the related Officer’s Certificate satisfying the requirements of Section 7.2 available on its home page on the internet in downloadable, printable form, which is located at http://aberdeenfax.com as of the date of this Agreement;

              (c)      such financial statements satisfying the requirements of Section 7.1(a) or Section 7.1(b) and related Officer’s Certificate(s) satisfying the requirements of Section 7.2 and any other information required under Section 7.1(c) are timely posted by or on behalf of the Fund on IntraLinks or on any other similar website to which each holder of Notes has free access in downloadable, printable form; or

             (d)      the Fund shall have timely filed any of the items referred to in Section 7.1(c) with the SEC on EDGAR and shall have made such items available on its home page on the internet or on IntraLinks or on any other similar website to which each holder of Notes has free access in downloadable, printable form;

provided however, that in no case shall access to such financial statements, other information and Officer’s Certificates be conditioned upon any waiver or other agreement or consent (other than confidentiality provisions consistent with Section 20 of this Agreement); provided further, that in the case of any of clauses (b), (c) or (d), the Fund shall have given each holder of a Note prior written notice, which may be by e-mail or in accordance with Section 18, of such posting or filing in connection with each delivery, provided further, that upon request of any holder to receive paper copies of such forms, financial statements, other information and Officer’s Certificates or to receive them by e-mail, the Fund will promptly e-mail them or deliver such paper copies, as the case may be, to such holder.

Section 8.          Payment and Prepayment of the Notes

          Section 8.1.     Maturity and Payment.  As provided therein, the entire unpaid principal balance of the Notes shall be due and payable on the Maturity Date.

          Section 8.2.     Optional Prepayments with Make‑Whole Amount and Special Optional Prepayments.

       Section 8.2.1.     Optional Prepayments of the Notes with Make-Whole Amount.  The Fund may, at its option, in accordance with the provisions of this Section 8.2.1 and to the extent prepayment of the Notes (specifically including the applicable Make‑Whole Amount and accrued interest on the Notes) is permitted under the 1940 Act and Maryland law, upon notice as provided below, prepay at any time all, or from time to time any part of, the Notes in an amount not less than 5% of the aggregate principal amount of the Notes then outstanding in the case of a partial prepayment, at 100% of the principal amount so prepaid, together with interest accrued thereon to the date of such prepayment, and the Make‑Whole Amount determined for the prepayment date with respect to such principal amount.  The Fund will give each holder of the Notes written notice of each optional prepayment under this Section 8.2.1 not less than 12 days (or 7 days in the case of any notice of prepayment in connection with a prepayment to cure any Default under Section 9.7(a) or 9.7(b), or both) and not more than 75 days prior to the date fixed for such prepayment.  Each such notice shall specify such date on which the prepayment is scheduled to occur (which shall be a Business Day), the aggregate principal amount of the Notes to be prepaid on such date, the principal amount of each Note held by such holder to be prepaid (determined in accordance with Section 8.3), and the interest to be paid on the prepayment date with respect to such principal amount being prepaid, and shall be accompanied by a certificate of a Senior Financial Officer as to the estimated Make‑Whole Amount due in connection with such prepayment (calculated as if the date of such notice were the date of the prepayment), setting forth the details of such computation.  Two Business Days prior to such prepayment date, the Fund shall deliver to each holder of Notes a certificate of a Senior Financial Officer specifying the calculation of such Make‑Whole Amount as of the specified prepayment date.

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       Section 8.2.2.     Special Optional Prepayments.  If the 1940 Act Senior Notes Asset Coverage is less than or equal to 325%, for any five (5) Business Days within a ten (10) Business Day period determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination within the ten (10) Business Day period, the Fund may, at its option, and to the extent prepayment of the Notes (specifically including the applicable Make‑Whole Amount (referred to below) and accrued interest on the Notes) in accordance with the provisions of this Section 8.2.2 is permitted under the 1940 Act and Maryland law, upon notice as provided below, prepay all or any part of the Notes at 100% of the principal amount so prepaid, together with interest accrued thereon to the date of such prepayment, and the Make‑Whole Amount (referred to below) determined for the prepayment date with respect to such principal amount.  Notwithstanding anything to the contrary set forth herein, the Make-Whole Amount for the Notes prepaid pursuant to this Section 8.2.2 shall be equal to two percent (2%) of the principal amount so prepaid; provided, however, that (a) the principal amount of Notes to be prepaid pursuant to this Section 8.2.2 shall at no time exceed an amount which results in a 1940 Act Senior Note Asset Coverage of more than 340% pro forma for such prepayment, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination, (b) immediately after giving effect to such prepayment, the aggregate amount of Indebtedness for borrowed money of the Fund shall be less than the aggregate amount of Indebtedness for borrowed money of the Fund immediately prior to such prepayment by the amount of Notes so prepaid and (c) the Fund may not borrow under its revolving credit facility immediately prior to such prepayment for the purpose of financing such prepayment.  The Fund will give each holder of the Notes being prepaid pursuant to this Section 8.2.2 written notice of each optional prepayment under this Section 8.2.2 not less than 12 days and not more than 75 days prior to the date fixed for such prepayment.  Each such notice shall specify such date on which the prepayment is scheduled to occur (which shall be a Business Day), the aggregate principal amount of the Notes to be prepaid on such date, the principal amount of each Note held by such holder to be prepaid (determined in accordance with Section 8.3), and the interest to be paid on the prepayment date with respect to such principal amount being prepaid, and the Make‑Whole Amount due in connection with such prepayment.

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       Section 8.2.3.     Prepayments of Notes One Month Prior to Maturity at Par.  Notwithstanding anything contained herein to  the contrary, so long as no Default or Event of Default exists, the Fund may, at its option, upon notice as provided below redeem all of the Notes on or after the date which is 30 days prior to Maturity Date of the Notes at 100% of the principal amount of such Notes, together with interest on such Notes accrued to the date of prepayment and without any Make‑Whole Amount.  The Fund will give each holder of Notes subject to such redemption written notice of each optional prepayment under this Section 8.2.3 not less than 12 days and not more than 75 days prior to the date fixed for such prepayment.  Each such notice shall specify such date on which the prepayment is scheduled to occur (which shall be a Business Day), the aggregate principal amount of each Note to be prepaid on such date and the interest to be paid on the prepayment date.

       Section 8.2.4.     Optional Prepayment during Extended 10-Day Period.  The Fund may, upon notice as required below, prepay Notes to cure a Default under Section 11(d) (consisting solely of a Default under Section 9.7(a) or 9.7(b) or both), at 100% of the principal amount so prepaid, together with interest accrued thereon to the date of such prepayment, and the Make-Whole Amount (referred to below) determined for such prepayment date with respect to the principal amount.  The Fund will give each holder of Notes written notice of each prepayment under this Section 8.2.4 prior to the end of the Initial 30-Day Period.  Such notice shall specify such date on which the prepayment is scheduled to occur (which shall be a Business Day) prior to the end of the Extended 10-Day Period, the aggregate principal amount of Notes to be prepaid, the principal amount of Notes held by such holder to be prepaid, and the interest and Make‑Whole Amount (referred to below).  In the event the Fund makes any partial prepayment of Notes and any other Senior Securities Representing Indebtedness to cure any Default under Section 11(d) during the Extended 10-Day Period, the principal amount of Notes and any other Senior Securities Representing Indebtedness to be prepaid shall be  allocated among all of the Notes and other Senior Securities Representing Indebtedness at the time outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof not theretofore called for prepayment.  Notwithstanding anything to the contrary set forth herein, the Make-Whole Amount for the Notes prepaid during the Extended 10 Day Period shall be equal to one percent (1%) of the principal amount so repaid; provided, however, that the amount of Notes and the other Senior Securities Representing Indebtedness to be repaid during the Extended 10-Day Period shall at no time exceed an amount necessary for the Fund to be in pro forma compliance with Section 9.7 after giving effect to such repayment.

          Section 8.3.     Allocation of Partial Prepayments.  In the case of each partial prepayment of the Notes pursuant to Section 8.2.1, 8.2.2 or 8.2.4, the principal amount of the Notes to be prepaid shall be allocated among all of the Notes at the time outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof not theretofore called for prepayment.

          Section 8.4.     Maturity; Surrender, Status, Etc.  In the case of each prepayment of Notes pursuant to this Section 8, the principal amount of each Note to be prepaid shall mature and become due and payable on the date fixed for such prepayment, together with interest on such principal amount accrued to such date and the applicable Make‑Whole Amount, if any.  From and after such date, unless the Fund shall fail to pay such principal amount when so due and payable, together with the interest and Make‑Whole Amount, if any, as aforesaid, interest on such principal amount shall cease to accrue.  Any Note paid or prepaid in full shall be surrendered to the Fund and cancelled and shall not be reissued, and no Note shall be issued in lieu of any prepaid principal amount of any Note.

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          Section 8.5.     Purchase of Notes.  The Fund will not and will not permit any Affiliate to purchase, redeem, prepay or otherwise acquire, directly or indirectly, any of the outstanding Notes except (a) upon the payment or prepayment of the Notes in accordance with the terms of this Agreement and the Notes or (b) pursuant to an offer to purchase made by the Fund or an Affiliate pro rata to the holders of all of the Notes at the time outstanding upon the same terms and conditions with respect to the Notes.  Any such offer shall provide each holder with sufficient information to enable it to make an informed decision with respect to such offer, and shall remain open for at least 20 Business Days.  If the holders of more than 50% of the principal amount of the Notes, then outstanding accept such offer, the Fund shall promptly notify the remaining holders of such fact and the expiration date for the acceptance by holders of Notes of such offer shall be extended by the number of days necessary to give each such remaining holder at least 10 Business Days from its receipt of such notice to accept such offer.  The Fund will promptly cancel all Notes acquired by it or any Affiliate pursuant to any payment, prepayment or purchase of Notes pursuant to this Agreement and no Notes may be issued in substitution or exchange for any such Notes.

          Section 8.6.     Make‑Whole Amount.  “Make‑Whole Amount” means (except as specified in Sections 8.2.2 and 8.2.4) with respect to any Note, an amount equal to the excess, if any, of the Discounted Value of the Remaining Scheduled Payments with respect to the Called Principal of such Note over the amount of such Called Principal, provided that the Make‑Whole Amount may in no event be less than zero.  For the purposes of determining the Make‑Whole Amount, the following terms have the following meanings:

“Called Principal” means, with respect to any Note, the principal of such Note that is to be prepaid pursuant to Section 8.2.1 or has become or is declared to be immediately due and payable pursuant to Section 12.1, as the context requires.

“Discounted Value” means, with respect to the Called Principal of any Note, the amount obtained by discounting all Remaining Scheduled Payments with respect to such Called Principal from their respective scheduled due dates to the Settlement Date with respect to such Called Principal, in accordance with accepted financial practice and at a discount factor (applied on the same periodic basis as that on which interest on the Notes is payable) equal to the Reinvestment Yield with respect to such Called Principal.

“Reinvestment Yield” means, with respect to the Called Principal of any Note, the sum of (a) .50% plus (b) the yield to maturity implied by the “Ask Yield(s)” reported as of 10:00 a.m. (New York City time) on the second Business Day preceding the Settlement Date with respect to such Called Principal, on the display designated as “Page PX1” (or such other display as may replace Page PX1) on Bloomberg Financial Markets for the most recently issued actively traded on-the-run U.S. Treasury securities (“Reported”) having a maturity equal to the Remaining Average Life of such Called Principal as of such Settlement Date.  If there are no such U.S. Treasury securities Reported having a maturity equal to such Remaining Average Life, then such implied yield to maturity will be determined by (i) converting U.S. Treasury bill quotations to bond equivalent yields in accordance with accepted financial practice and (ii) interpolating linearly between the “Ask Yields” Reported for the applicable most recently issued actively traded on-the-run U.S. Treasury securities with the maturities (1) closest to and greater than such Remaining Average Life and (2) closest to and less than such Remaining Average Life.  The Reinvestment Yield shall be rounded to the number of decimal places as appears in the interest rate of the applicable Note.

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If such yields are not Reported or the yields Reported as of such time are not ascertainable (including by way of interpolation), then “Reinvestment Yield” means, with respect to the Called Principal of any Note, the sum of (x) .50% plus (y) the yield to maturity implied by the U.S. Treasury constant maturity yields reported, for the latest day for which such yields have been so reported as of the second Business Day preceding the Settlement Date with respect to such Called Principal, in Federal Reserve Statistical Release H.15 (or any comparable successor publication) for the U.S. Treasury constant maturity having a term equal to the Remaining Average Life of such Called Principal as of such Settlement Date.  If there is no such U.S. Treasury constant maturity having a term equal to such Remaining Average Life, such implied yield to maturity will be determined by interpolating linearly between (1) the U.S. Treasury constant maturity so reported with the term closest to and greater than such Remaining Average Life and (2) the U.S. Treasury constant maturity so reported with the term closest to and less than such Remaining Average Life.  The Reinvestment Yield shall be rounded to the number of decimal places as appears in the interest rate of the applicable Note.

 “Remaining Average Life” means, with respect to any Called Principal, the number of years obtained by dividing (i) such Called Principal into (ii) the sum of the products obtained by multiplying (a) the principal component of each Remaining Scheduled Payment with respect to such Called Principal by (b) the number of years, computed on the basis of a 360-day year comprised of twelve 30-day months and calculated to two decimal places, that will elapse between the Settlement Date with respect to such Called Principal and the scheduled due date of such Remaining Scheduled Payment.

“Remaining Scheduled Payments” means, with respect to the Called Principal of any Note, all payments of such Called Principal and interest thereon that would be due after the Settlement Date with respect to such Called Principal if no payment of such Called Principal were made prior to its scheduled due date, provided that if such Settlement Date is not a date on which interest payments are due to be made under the Notes, then the amount of the next succeeding scheduled interest payment will be reduced by the amount of interest accrued to such Settlement Date and required to be paid on such Settlement Date pursuant to Section 8.2.1 or Section 12.1.

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“Settlement Date” means, with respect to the Called Principal of any Note, the date on which such Called Principal is to be prepaid pursuant to Section 8.2.1 or has become or is declared to be immediately due and payable pursuant to Section 12.1, as the context requires.

Section 8.7.      Payments Due on Non-Business Days.  Anything in this Agreement or the Notes to the contrary notwithstanding, (x) except as set forth in clause (y), any payment of interest on any Note that is due on a date that is not a Business Day shall be made on the next succeeding Business Day without including the additional days elapsed in the computation of the interest payable on such next succeeding Business Day; and (y) any payment of principal of or Make-Whole Amount on any Note (including principal due on the Maturity Date of such Note) that is due on a date that is not a Business Day shall be made on the next succeeding Business Day and shall include the additional days elapsed in the computation of interest payable on such next succeeding Business Day.

Section 9.          Affirmative Covenants.

The Fund covenants that so long as any of the Notes are outstanding:

          Section 9.1.     Compliance with Law.  Without limiting Section 10.3, the Fund will comply with all laws, ordinances or governmental rules or regulations to which it is subject, including, without limitation, ERISA, Environmental Laws, the USA PATRIOT Act and the other laws and regulations that are referred to in Section 5.16, and will obtain and maintain in effect all licenses, certificates, permits, franchises and other governmental authorizations necessary to the ownership of its properties or to the conduct of its businesses, in each case to the extent necessary to ensure that non‑compliance with such laws, ordinances or governmental rules or regulations or failures to obtain or maintain in effect such licenses, certificates, permits, franchises and other governmental authorizations would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, except such thereof as shall be contested in good faith and by appropriate proceedings diligently conducted by or on behalf of the Fund; provided that such reserve or other applicable provision as shall be required in accordance with Applicable Accounting Principles shall have been made therefor.  Without limiting the foregoing, the Fund shall remain in material compliance, at all times with the 1940 Act, including, but not limited to, all leverage provisions specified in the 1940 Act.

          Section 9.2.     Insurance.  The Fund will maintain, with financially sound and reputable insurers, insurance with respect to its properties and businesses against such casualties and contingencies, of such types, on such terms and in such amounts (including deductibles, co‑insurance and self‑insurance, if adequate reserves are maintained with respect thereto) as is customary in the case of entities of established reputations engaged in the same or a similar business and similarly situated.

          Section 9.3.     Maintenance of Properties.  The Fund will maintain and keep, or cause to be maintained and kept, its properties in good repair, working order and condition (other than ordinary wear and tear), so that the business carried on in connection therewith may be properly conducted at all times, provided that this Section shall not prevent the Fund from discontinuing the operation and the maintenance of any of its properties if such discontinuance is desirable in the conduct of its business and the Fund has concluded that such discontinuance would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect.

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          Section 9.4.     Payment of Taxes.  The Fund will file all income tax or similar tax returns required to be filed in any jurisdiction and to pay and discharge all taxes shown to be due and payable on such returns and all other taxes, assessments, governmental charges, or levies payable by it, to the extent the same have become due and payable and before they have become delinquent, provided that the Fund need not file any such tax return or pay any such tax, assessment, charge or levy if (i) the amount, applicability or validity thereof is contested by the Fund on a timely basis in good faith and in appropriate proceedings, and the Fund has established adequate reserves therefor in accordance with Applicable Accounting Principles on the books of the Fund or (ii) the failure to file any such tax returns or the nonpayment of any such taxes, assessments, charges and levies would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect.

          Section 9.5.     Corporate Existence, Etc.  The Fund will at all times preserve and keep in full force and effect its corporate existence and the Fund will at all times preserve and keep in full force and effect all rights and franchises of the Fund unless, in the good faith judgment of the Fund, the termination of or failure to preserve and keep in full force and effect such corporate existence, right or franchise would not, individually or in the aggregate, have a Material Adverse Effect.

          Section 9.6.     Books and Records.  The Fund will maintain proper books of record and account in conformity with Applicable Accounting Principles and all applicable requirements of any Governmental Authority having legal or regulatory jurisdiction over the Fund.  The Fund will keep books, records and accounts which, in reasonable detail, accurately reflect all transactions and dispositions of assets.  The Fund has devised a system of internal accounting controls sufficient to provide reasonable assurances that their respective books, records, and accounts accurately reflect all transactions and dispositions of assets and the Fund will continue to maintain such system.

          Section 9.7.     Asset Coverage.  (a) The Fund shall maintain, as of the last Business Day of each month, the 1940 Act Asset Coverage.

           (b)     The Fund shall satisfy, as of each Valuation Date, the Basic Maintenance Test.

          Section 9.8.     Current Rating on the Notes.  The Fund shall at all times maintain a current rating given by a NRSRO of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.  Evidence of such rating (or any change thereto) shall (a) be delivered by the Company to the holders of the Notes (i) at least annually (commencing on or about June 2020 and on or about each anniversary thereafter) and (ii) promptly upon any change in such rating, (b) set forth the rating for such Notes, (c) refer to the Private Placement Number issued by Standard & Poor’s CUSIP Bureau Service in respect of such Notes, (d) state that the rating addresses the likelihood of payment of both the principal and interest of such Notes (which requirement shall be deemed satisfied if the evidence of such rating is silent as to the likelihood of payment of both principal and interest and does not otherwise include any indication to the contrary) and (e) not include any prohibition against sharing such evidence with the SVO or any other regulatory authority having jurisdiction over the holders of the Notes.

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          Section 9.9.     Ranking of Obligations.  The Fund’s payment obligations under the Financing Agreements shall at all times rank senior to all unsecured and unsubordinated Indebtedness and senior to any mandatorily redeemable Preferred Stock issued by the Fund and at least pari passu, without preference or priority, with all other secured Indebtedness.

        Section 9.10.     Maintenance of Status.  The Fund will maintain at all times its Status.

Section 10.        Negative Covenants.

The Fund covenants that so long as any of the Notes are outstanding:

        Section 10.1.     Transactions with Affiliates.  The Fund will not enter into directly or indirectly any material transaction or material group of related transactions (including without limitation the purchase, lease, sale or exchange of properties of any kind or the rendering of any service) with any Affiliate, except pursuant to the reasonable requirements of the Fund’s business and upon fair and reasonable terms no less favorable to the Fund than would be obtainable in a comparable arm’s‑length transaction with a Person not an Affiliate and in compliance in all material respects with the 1940 Act.

        Section 10.2.     Fundamental Changes.  The Fund will not (a) consolidate or merge into or with any Person, or (b) in any single transaction or series of related transactions, sell, lease or otherwise transfer, directly or indirectly, all or substantially all of its property.

        Section 10.3.     Terrorism Sanctions Regulations.  The Fund will not, and will not permit any Controlled Entity to (a) become (including by virtue of being owned or controlled by a Blocked Person), own or control a Blocked Person or (b) directly or indirectly have any investment in or engage in any dealing or transaction (including any investment, dealing or transaction involving the proceeds of the Notes) with any Person if such investment, dealing or transaction (i) would cause any holder or any affiliate of such holder to be in violation of, or subject to sanctions under, any law or regulation applicable to such holder, or (ii) is prohibited by or subject to sanctions under any U.S. Economic Sanctions Laws or Canadian Economic Sanctions Laws.

        Section 10.4.     Restricted Payments; Fundamental Policies; Amendments and Changes.  (a) The Fund will not declare or pay, or allow to be declared or paid, any dividend, distribution or similar payment in respect of, or redeem any of, its shares if, immediately before or after giving effect thereto, an Event of Default shall or would exist, except to the extent required in order to qualify as a Regulated Investment Company and to otherwise minimize or eliminate federal or state income taxes payable by the Fund.  Notwithstanding the foregoing, the Fund will not declare or pay, or allow to be paid, any dividend, distribution or similar payment in respect of or redeem its shares if immediately before or after giving effect thereto, a Default shall or would exist under Section 9.7(a).

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           (b)     The Fund will not (i) make or maintain any investment other than as permitted by the 1940 Act or (ii) amend or otherwise modify the Fundamental Policies.

           (c)     The Fund will not amend or otherwise modify its Organization Documents or the Custody Agreement, in each case in any way which would adversely affect the rights or remedies of the holders of Notes under the Financing Agreements.

           (d)     The Fund will not change its fiscal year if such change would have a Material Adverse Effect.  Subject to Section 22.3, the Fund will not change or permit any change in the accounting principles applied to it, except as required by Applicable Accounting Principles, if such change would have a Material Adverse Effect.

        Section 10.5.     No Subsidiaries.  The Fund will not at any time have any Subsidiaries.

        Section 10.6.     Liens.  The Fund will not create, incur, assume or suffer to exist any Lien upon any of its property or assets, whether now owned or hereafter acquired, except:

              (a)      Liens in respect of Indebtedness permitted under Section 10.7(a)(ii) and (iii);

              (b)      Liens for Taxes, assessments or similar charges incurred in the ordinary course of business which are not delinquent or which are being contested in good faith and by appropriate proceedings diligently conducted, and for which adequate reserves have been set aside in accordance with Applicable Accounting Principles, provided that enforcement of such Liens is stayed pending such contest;

              (c)      Liens imposed by law created in the ordinary course of business for amounts not yet due or which are being contested in good faith and by appropriate proceedings diligently conducted, and for which adequate reserves have been set aside in accordance with Applicable Accounting Principles, provided that enforcement of such Liens is stayed pending such contest;

             (d)      Liens arising out of judgments or decrees affecting the property attributable to the Fund which are being contested in good faith and by appropriate proceedings diligently conducted, and for which adequate reserves have been set aside in accordance with Applicable Accounting Principles, provided that enforcement thereof is stayed pending such contest;

              (e)      Liens in respect of obligations arising from any (i) repurchase, reverse repurchase or securities lending agreement, (ii) option contract, futures contract, forward contract, (iii) contract for the delayed delivery of securities, or (iv) Hedging Agreement, provided that each such obligation is incurred in the ordinary course of business and in accordance with the Fundamental Policies;

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              (f)      Liens created or arising out of the Financing Agreements (other than Liens securing any Permitted Additional Debt and Liens arising under the Custody Agreement);

              (g)      Liens arising in the ordinary course of business under the Custody Agreement, to the extent permitted by the Control Agreement; and

              (h)      Liens securing Permitted Additional Debt permitted under Section 10.7(a)(iv); provided that such Liens (i) are pari passu with the Liens securing the obligations under this Agreement, (ii) do not extend to any property or assets other than the Collateral and (iii) are subject to an Intercreditor Agreement.

        Section 10.7.     Indebtedness; Senior Securities.  The Fund will not:

              (a)      create, incur, assume or suffer to exist any liability for Indebtedness, except (i) Indebtedness under the Financing Agreements (other than Indebtedness under the Custody Agreement), (ii) Indebtedness (other than any Permitted Additional Debt and any other Indebtedness for borrowed money or Indebtedness evidenced by or otherwise in respect of bonds, debentures, notes or similar instruments), provided that (A) such Indebtedness is incurred in the ordinary course of business, (B) such Indebtedness is permitted to be incurred in accordance with the Fundamental Policies, and (C) immediately after giving effect thereto and any simultaneous repayment of any other Indebtedness, no Default would occur or be continuing, (iii) Indebtedness to the Custodian (1) incurred for the purposes of clearing and settling purchases and sales of securities, or (2) up to an aggregate amount not to exceed $10,000,000 at any one time outstanding under this clause (2), (I) for temporary or emergency purposes or (II) related to any foreign exchange transactions, or (iv) Permitted Additional Debt; provided that both before and immediately after any such Permitted Additional Debt is incurred, no Default or Event of Default shall have occurred and be continuing; and

              (b)      issue, sell, create, incur, assume or suffer to exist any Senior Security, except (i) Senior Securities Representing Indebtedness otherwise permitted hereunder and (ii) preferred Equity Interests in connection with any Equity Issuance; provided that (A) both before and immediately after any such Equity Issuance, no Default or Event of Default shall have occurred and be continuing, and (B) such Equity Issuance is not otherwise prohibited hereunder.

        Section 10.8.     Investment.  (a) The Fund will not purchase, acquire, or otherwise have exposure (including pursuant to any Derivative Agreement) to, any Investment, other than Permitted Investments, in each case, for more than 30 days after the date the Fund has knowledge of the purchase of, acquisition of, or other exposure with respect to any such prohibited Investment.

           (b)     Other than as permitted by the Fund’s Additional Investment Restrictions, the Fund will not enter into or otherwise acquire or hold any Derivative except to mitigate or hedge a risk, such as volatility in applicable interest rates or currency exchange rates, inherent in an Investment held by the Fund in its portfolio.  In no event shall the Fund enter into or otherwise acquire or hold any Derivative for the purpose of creating or continuing leverage.

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           (c)     [Reserved.]

           (d)     [Reserved.]

           (e)     The Fund will not allow the value of all Excluded Collateral to exceed 10% of Total Net Assets at any time.

            (f)     The Fund will not at any time (i) make or maintain any Investment that is inconsistent with the Additional Investment Restrictions, or (ii) maintain any Investment (other than Asset-backed Securities held by the Fund on the date of Closing) previously made by the Fund if, at such time, the Fund would be prohibited by the Additional Investment Restrictions from making such Investment, in each case for more than 30 days after the date the Fund has knowledge of the making or maintaining  of any such prohibited Investments.

           (g)     The Fund will not enter into or maintain any derivative, repo, reverse repo or other similar transaction unless (i) the collateral, if any, received or receivable by the Fund in connection therewith is solely in the form of cash or short-term U.S. treasury securities, and (ii) each counterparty thereto has a minimum senior unsecured unenhanced long term debt rating of at least A- by S&P (or the equivalent rating of another independent rating agency (other than Moody’s) if not so rated by S&P) and at least A3 by Moody’s (or the equivalent rating of another independent rating agency (other than S&P) if not so rated by Moody’s).

Section 11.        Events of Default.

An “Event of Default” shall exist if any of the following conditions or events shall occur and be continuing:

              (a)      the Fund defaults in the payment of any principal or Make‑Whole Amount, if any, on any Note when the same becomes due and payable, whether at maturity or at a date fixed for prepayment or by declaration or otherwise; or

              (b)      the Fund defaults in the payment of any interest on any Note for more than five Business Days after the same becomes due and payable; or

              (c)      the Fund defaults in the performance of or compliance with any term contained in Section 7.1(d), Section 7.1(f), Section 7.2, Section 10.8(a) or Section 10.8(f); or

             (d)      the Fund defaults in the performance of or compliance with any term contained in Section 9.7, 10.4, 10.6, 10.7, 10.8(b) or 10.8(g) and such default is not remedied within 30 days, provided, that in the case of any such default under Section 9.7, such 30‑day period (the “Initial 30‑Day Period”) shall be extended by an additional 10‑day period (the “Extended 10-Day Period”) if the Fund shall have given notice prior to the end of such Initial 30‑Day Period of an optional prepayment of such principal amount of Notes pursuant to Section 8.2.4 and any other Senior Securities which, when consummated, shall be sufficient to cure such default); or

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              (e)      the Fund defaults in the performance of or compliance with any term contained herein or in the Financing Agreements (other than those referred to in Sections 11(a), (b), (c) and (d)) and such default is not remedied within 30 days after the earlier of (i) a Responsible Officer obtaining actual knowledge of such default and (ii) the Fund receiving written notice of such default from any holder of a Note (any such written notice to be identified as a “notice of default” and to refer specifically to this Section 11(e)); or

              (f)      any representation or warranty made in writing by or on behalf of the Fund or by any officer of the Fund in any Financing Agreement or in any writing furnished in connection with the transactions contemplated hereby proves to have been false or incorrect in any material respect on the date as of which made; or

              (g)      (i) the Fund is in default (as principal or as guarantor or other surety) in the payment of any principal of or premium or make‑whole amount or interest under the 2013 Notes, the 2017A Notes, the 2017B Notes, the Term Credit Agreement, the Revolving Credit Agreement or on any Material Indebtedness beyond any period of grace provided with respect thereto, or (ii) the Fund is in default in the performance of or compliance with any term under the 2013 Notes, the 2017A Notes, the 2017B Notes, the Term Credit Agreement, the Revolving Credit Agreement or any evidence of any Material Indebtedness or of any mortgage, indenture or other agreement relating thereto or any other condition exists, and as a consequence of such default or condition such Indebtedness has become, or has been declared (or one or more Persons are entitled to declare such Indebtedness to be) due and payable before its stated maturity or before its regularly scheduled dates of payment; or

              (h)      the Fund (i) is generally not paying, or admits in writing its inability to pay, its debts as they become due, (ii) files, or consents by answer or otherwise to the filing against it of, a petition for relief or reorganization or arrangement or any other petition in bankruptcy, for liquidation or to take advantage of any bankruptcy, insolvency, reorganization, moratorium or other similar law of any jurisdiction, (iii) makes an assignment for the benefit of its creditors, (iv) consents to the appointment of a custodian, receiver, trustee or other officer with similar powers with respect to it or with respect to any substantial part of its property, (v) is adjudicated as insolvent or to be liquidated, or (vi) takes corporate action for the purpose of any of the foregoing; or

               (i)      a court or other Governmental Authority of competent jurisdiction enters an order appointing, without consent by the Fund, a custodian, receiver, trustee or other officer with similar powers with respect to it or with respect to any substantial part of its property, or constituting an order for relief or approving a petition for relief or reorganization or any other petition in bankruptcy or for liquidation or to take advantage of any bankruptcy or insolvency law of any jurisdiction, or ordering the dissolution, winding‑up or liquidation of the Fund, or any such petition shall be filed against the Fund and such petition shall not be dismissed within 60 days; or

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               (j)      any event occurs with respect to the Fund which under the laws of any jurisdiction is analogous to any of the events described in Section 11(h) or Section 11(i), provided that the applicable grace period, if any, which shall apply shall be the one applicable to the relevant proceeding which most closely corresponds to the proceeding described in Section 11(h) or Section 11(i); or

              (k)      one or more final judgments or orders for the payment of money aggregating in excess of the Threshold Amount are rendered against the Fund and which judgments are not, within 60 days after entry thereof, bonded, discharged or stayed pending appeal, or are not discharged within 60 days after the expiration of such stay; or

               (l)      (1) the investment manager for the Fund shall fail to be Aberdeen Standard Investments (Asia) Limited, a Singapore corporation, or an Affiliate thereof, (2) the investment adviser for the Fund shall fail to be Aberdeen Standard Investments Australia Limited, a New South Wales, Australia corporation, or an Affiliate thereof, (3) the custodian for all of the assets of the Fund shall fail to be State Street Bank and Trust Company, or an Affiliate thereof, or any successor thereto agreed to in writing by Required Holders in their sole and absolute discretion, (4) the sole administrator for the Fund shall fail to be Aberdeen Asset Management, Inc., or an Affiliate thereof, or any successor thereto agreed to in writing by Required Holders in their sole and absolute discretion, or (5) the independent auditors for the Fund shall fail to be reasonably acceptable to Required Holders; or

             (m)      either of Aberdeen Standard Investments (Asia) Limited, a Singapore corporation, or Aberdeen Standard Investments Australia Limited, a New South Wales, Australia corporation, shall fail to be directly or indirectly owned or controlled by Aberdeen Asset Management PLC; or

              (n)      the Fund’s shares shall be suspended from trading on NYSE MKT for more than two consecutive days upon which trading in shares generally occurs on such exchange, or shall be delisted; or

              (o)      if, pursuant to Section 18(a)(1)(c)(ii) of the 1940 Act, on the last business day of each of twenty-four consecutive calendar months the Notes shall have an asset coverage (as defined in Section 18(h) of the 1940 Act) of less than 100%; or

              (p)      at any time it is or becomes unlawful for the Fund to perform or comply with any or all of its obligations under any of the Financing Agreements or, except as a result of a sale or other transfer of any asset in accordance with the terms of the Financing Agreements, any Lien on any of the Collateral having a fair market value in excess of $1,000,000 purported to be created by any Financing Agreement ceases to be or is not a valid and perfected Lien to the extent and with the priority contemplated hereby or thereby or any Financing Agreement shall cease to be in full force and effect, including, without limitation, as a result of a determination by any Governmental Authority or court that the Financing Agreement is invalid, void or unenforceable in any material respect or the Fund shall contest, repudiate or deny the validity or enforceability of any Financing Agreement; or

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              (q)      if (i) any Plan, if applicable, shall fail to satisfy the minimum funding standards of ERISA or the Code for any plan year or part thereof or a waiver of such standards or extension of any amortization period is sought or granted under section 412 of the Code, (ii) a notice of intent to terminate any Plan shall have been or is reasonably expected to be filed with the PBGC or the PBGC shall have instituted proceedings under ERISA section 4042 to terminate or appoint a trustee to administer any Plan or the PBGC shall have notified the Fund or any ERISA Affiliate that a Plan may become a subject of any such proceedings, (iii) the aggregate “amount of unfunded benefit liabilities” (within the meaning of section 4001(a)(18) of ERISA) under all Plans, determined in accordance with Title IV of ERISA, shall exceed the Threshold Amount, (iv) the aggregate present value of accrued benefit liabilities under all funded Non-U.S. Plans exceeds the aggregate current value of the assets of such Non-U.S. Plans allocable to such liabilities, (v) the Fund or any ERISA Affiliate shall have incurred or is reasonably expected to incur any liability pursuant to Title I or IV of ERISA or the penalty or excise tax provisions of the Code relating to employee benefit plans, (vi) the Fund or any ERISA Affiliate withdraws from any Multiemployer Plan, (vii) the Fund establishes or amends any employee welfare benefit plan that provides post-employment welfare benefits in a manner that would increase the liability of the Fund thereunder, or (viii) the Fund fails to administer or maintain a Non-U.S. Plan in compliance with the requirements of any and all applicable laws, statutes, rules, regulations or court orders or any Non-U.S. Plan is involuntarily terminated or wound up, or (ix) the Fund becomes subject to the imposition of a financial penalty (which for this purpose shall mean any tax, penalty or other liability, whether by way of indemnity or otherwise) with respect to one or more Non-U.S. Plans; and any such event or events described in clauses (i) through (ix) above, either individually or together with any other such event or events, could reasonably be expected to have a Material Adverse Effect.

As used in Section 11(q), the terms “employee benefit plan” and “employee welfare benefit plan” shall have the respective meanings assigned to such terms in section 3 of ERISA.

Section 12.        Remedies on Default, Etc.

        Section 12.1.     Acceleration.  (a) If an Event of Default with respect to the Fund described in Section 11(h), (i) or (j) (other than an Event of Default described in clause (i) of Section 11(h) or described in clause (vi) of Section 11(h) by virtue of the fact that such clause encompasses clause (i) of Section 11(h)) has occurred, all the Notes then outstanding shall automatically become immediately due and payable.

           (b)     If any other Event of Default has occurred and is continuing, the Required Holders may at any time at its or their option, by notice or notices to the Fund, declare all the Notes then outstanding to be immediately due and payable.

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           (c)     If any Event of Default described in Section 11(a) or (b) has occurred and is continuing, any holder or holders of Notes at the time outstanding affected by such Event of Default may at any time, at its or their option, by notice or notices to the Fund, declare all the Notes held by it or them to be immediately due and payable.

Upon any Notes becoming due and payable under this Section 12.1, whether automatically or by declaration, such Notes will forthwith mature and the entire unpaid principal amount of such Notes, plus (x) all accrued and unpaid interest thereon (including, but not limited to, interest accrued thereon at the Default Rate) and (y) the Make‑Whole Amount, determined in respect of such principal amount (to the full extent permitted by applicable law) shall all be immediately due and payable, in each and every case without presentment, demand, protest or further notice, all of which are hereby waived.  The Fund acknowledges, and the parties hereto agree, that each holder of a Note has the right to maintain its investment in the Notes free from repayment by the Fund (except as herein specifically provided for) and that the provision for payment of a Make‑Whole Amount, in the event that the Notes are prepaid or are accelerated as a result of an Event of Default, is intended to provide compensation for the deprivation of such right under such circumstances.

        Section 12.2.     Other Remedies.  If any Default or Event of Default has occurred and is continuing, and irrespective of whether any Notes have become or have been declared immediately due and payable under Section 12.1, the holder of any Note at the time outstanding may proceed to protect and enforce the rights of such holder by an action at law, suit in equity or other appropriate proceeding, whether for the specific performance of any agreement contained herein or in any Note, or for an injunction against a violation of any of the terms hereof or thereof, or in aid of the exercise of any power granted hereby or thereby or by law or otherwise.

        Section 12.3.     Rescission.  At any time after any Notes have been declared due and payable pursuant to Section 12.1(b) or (c), the Required Holders, by written notice to the Fund, may rescind and annul any such declaration and its consequences if (a) the Fund has paid all overdue interest on the Notes, all principal of and Make‑Whole Amount, if any, on any Notes that are due and payable and are unpaid other than by reason of such declaration, and all interest on such overdue principal, Make‑Whole Amount, if any, and (to the extent permitted by applicable law) any overdue interest in respect of the Notes, at the Default Rate, (b) neither the Fund nor any other Person shall have paid any amounts which have become due solely by reason of such declaration, (c) all Events of Default and Defaults, other than non‑payment of amounts that have become due solely by reason of such declaration, have been cured or have been waived pursuant to Section 17, and (d) no judgment or decree has been entered for the payment of any monies due pursuant hereto or to the Notes.  No rescission and annulment under this Section 12.3 will extend to or affect any subsequent Event of Default or Default or impair any right consequent thereon.

        Section 12.4.     No Waivers or Election of Remedies, Expenses, Etc.  No course of dealing and no delay on the part of any holder of any Note in exercising any right, power or remedy shall operate as a waiver thereof or otherwise prejudice such holder’s rights, powers or remedies.  No right, power or remedy conferred by this Agreement or by any Note upon any holder thereof shall be exclusive of any other right, power or remedy referred to herein or therein or now or hereafter available at law, in equity, by statute or otherwise.  Without limiting the obligations of the Fund under Section 15, the Fund will pay to the holder of each Note on demand such further amount as shall be sufficient to cover all costs and expenses of such holder incurred in any enforcement or collection under this Section 12, including, without limitation, reasonable attorneys’ fees, expenses and disbursements.

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Section 13.        Registration; Exchange; Substitution of Notes.

        Section 13.1.     Registration of Notes.  The Fund shall keep at its principal executive office a register for the registration and registration of transfers of Notes.  The name and address of each holder of one or more Notes, each transfer thereof and the name and address of each transferee of one or more Notes shall be registered in such register.  If any holder of one or more Notes is a nominee, then (a) the name and address of the beneficial owner of such Note or Notes shall also be registered in such register as an owner and holder thereof and (b) at any such beneficial owner’s option, either such beneficial owner or its nominee may execute any amendment, waiver or consent pursuant to this Agreement.  Prior to due presentment for registration of transfer, the Person in whose name any Note shall be registered shall be deemed and treated as the owner and holder thereof for all purposes hereof, and the Fund shall not be affected by any notice or knowledge to the contrary.  The Fund shall give to any holder of a Note that is an Institutional Investor promptly upon request therefor, a complete and correct copy of the names and addresses of all registered holders of Notes.

        Section 13.2.     Transfer and Exchange of Notes.  (a) Upon surrender of any Note to the Fund at the address and to the attention of the designated officer (all as specified in Section 18(iii)), for registration of transfer or exchange (and in the case of a surrender for registration of transfer accompanied by a written instrument of transfer duly executed by the registered holder of such Note or such holder’s attorney duly authorized in writing and accompanied by the relevant name, address and other information for notices of each transferee of such Note or part thereof along with any form, certificates, or other evidence with respect to tax matters that the Fund may reasonably require pursuant to this Section 13.2), within ten Business Days thereafter, the Fund shall execute and deliver, at the Fund’s expense (except as provided below), one or more new Notes (as requested by the holder thereof) in exchange therefor, in an aggregate principal amount equal to the unpaid principal amount of the surrendered Note.  Each such new Note shall be payable to such Person as such holder may request and shall be substantially in the form of Exhibit 1.  Each such new Note shall be dated and bear interest from the date to which interest shall have been paid on the surrendered Note or dated the date of the surrendered Note if no interest shall have been paid thereon.  The Fund may require payment of a sum sufficient to cover any stamp tax or governmental charge imposed in respect of any such transfer of Notes.  Notes shall not be transferred in denominations of less than $250,000, provided that if necessary to enable the registration of transfer by a holder of its entire holding of Notes, one Note may be in a denomination of less than $250,000.  Any transferee, by its acceptance of a Note registered in its name (or the name of its nominee), shall be deemed to have made the representation set forth in Section 6.2.

           (b)     Each holder of a Note shall provide the Fund with a properly completed and signed Tax Certification (as defined below).  In the case of a Person that is a “United States person” within the meaning of Section 7701(a)(30) of the Code, an original Internal Revenue Service (“IRS”) Form W‑9 (or applicable successor form) shall be provided.  In the case of a Person that is not a “United States person” within the meaning of Section 7701(a)(30) of the Code (a “foreign person”), an original IRS Form W‑8ECI, W‑8IMY, W‑8EXP or W‑8BEN (or applicable successor form), along with any required attachments, shall be provided.  As used herein, “Tax Certification” shall mean an IRS Form W‑9 or W‑8, as described above.  A new original IRS Form W‑8, indicating the relevant account number (or such other information or forms as required by applicable law) must be completed, signed and provided by each foreign person to, and received by, the Fund either by the date that is five Business Days prior to December 31 of the calendar year inclusive of the third anniversary of the date listed on the previously provided from or as otherwise required by applicable law.

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        Section 13.3.     Replacement of Notes.  Upon receipt by the Fund at the address and to the attention of the designated officer (all as specified in Section 18(iii)) of evidence reasonably satisfactory to it of the ownership of and the loss, theft, destruction or mutilation of any Note (which evidence shall be, in the case of an Institutional Investor, notice from such Institutional Investor of such ownership and such loss, theft, destruction or mutilation), and

              (a)      in the case of loss, theft or destruction, of indemnity reasonably satisfactory to it (provided that if the holder of such Note is, or is a nominee for, an original Purchaser or another holder of a Note with a minimum net worth of at least $50,000,000 or a Qualified Institutional Buyer, such Person’s own unsecured agreement of indemnity shall be deemed to be satisfactory), or

              (b)      in the case of mutilation, upon surrender and cancellation thereof,

within ten Business Days thereafter, the Fund at its own expense shall execute and deliver, in lieu thereof, a new Note, dated and bearing interest from the date to which interest shall have been paid on such lost, stolen, destroyed or mutilated Note or dated the date of such lost, stolen, destroyed or mutilated Note if no interest shall have been paid thereon.

Section 14.        Payments on Notes.

        Section 14.1.     Place of Payment.  Subject to Section 14.2, payments of principal, Make‑Whole Amount, if any, and interest becoming due and payable on the Notes shall be made in New York, New York at the principal office of Bank of New York, N.A.  The Fund may at any time, by notice to each holder of a Note, change the place of payment of the Notes so long as such place of payment shall be either the principal office of the Fund in such jurisdiction or the principal office of a bank or trust company in such jurisdiction.

        Section 14.2.     Payment by Wire Transfer.  So long as any Purchaser or its nominee shall be the holder of any Note, and notwithstanding anything contained in Section 14.1 or in such Note to the contrary, the Fund will pay all sums becoming due on such Note for principal, Make‑Whole Amount, if any, interest and all other amounts becoming due hereunder by the method and at the address specified for such purpose below such Purchaser’s name in the Schedule A, or by such other method or at such other address as such Purchaser shall have from time to time specified to the Fund in writing for such purpose, without the presentation or surrender of such Note or the making of any notation thereon, except that upon written request of the Fund made concurrently with or reasonably promptly after payment or prepayment in full of any Note, such Purchaser shall surrender such Note for cancellation, reasonably promptly after any such request, to the Fund at its principal executive office or at the place of payment most recently designated by the Fund pursuant to Section 14.1.  Prior to any sale or other disposition of any Note held by a Purchaser or its nominee, such Purchaser will, at its election, either endorse thereon the amount of principal paid thereon and the last date to which interest has been paid thereon or surrender such Note to the Fund in exchange for a new Note or Notes pursuant to Section 13.2.  The Fund will afford the benefits of this Section 14.2 to any Institutional Investor that is the direct or indirect transferee of any Note purchased by a Purchaser under this Agreement and that has made the same agreement relating to such Note as the Purchasers have made in this Section 14.2.

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        Section 14.3.        FATCA Information.  By acceptance of any Note, the holder of such Note agrees that such holder will with reasonable promptness duly complete and deliver to the Fund, or to such other Person as may be reasonably requested by the Fund, from time to time (a) in the case of any such holder that is a United States Person, such holder’s United States tax identification number or other Forms reasonably requested by the Fund necessary to establish such holder’s status as a United States Person under FATCA and as may otherwise be necessary for the Fund to comply with its obligations under FATCA and (b) in the case of any such holder that is not a United States Person, such documentation prescribed by applicable law (including as prescribed by section 1471(b)(3)(C)(i) of the Code) and such additional documentation as may be necessary for the Fund to comply with its obligations under FATCA and to determine that such holder has complied with such holder’s obligations under FATCA or to determine the amount (if any) to deduct and withhold from any such payment made to such holder.  Nothing in this Section 14.3 shall require any holder to provide information that is confidential or proprietary to such holder unless the Fund is required to obtain such information under FATCA and, in such event, the Fund shall treat any such information it receives as confidential.

Section 15.        Expenses, Etc.

        Section 15.1.     Transaction Expenses.  Whether or not the transactions contemplated hereby are consummated, the Fund will pay all costs and expenses (including reasonable attorneys’ fees of a special counsel and, if reasonably required by the Required Holders, local or other counsel) incurred by the Purchasers and each other holder of a Note in connection with such transactions and in connection with any amendments, waivers or consents under or in respect of any Financing Agreements (whether or not such amendment, waiver or consent becomes effective), including, without limitation:  (a) the costs and expenses incurred in enforcing or defending (or determining whether or how to enforce or defend) any rights under any Financing Agreements or in responding to any subpoena or other legal process or informal investigative demand issued in connection with any Financing Agreements, or by reason of being a holder of any Note, (b) the costs and expenses, including financial advisors’ fees, incurred in connection with the insolvency or bankruptcy of the Fund or in connection with any work‑out or restructuring of the transactions contemplated the Financing Agreements and by the Notes and (c) the costs and expenses incurred in connection with the initial filing of this Agreement and all related documents and financial information with the SVO, provided that such costs and expenses under this clause (c) shall not exceed $3,500.  If required by the NAIC, the Fund shall obtain and maintain at its own cost and expense a Legal Entity Identifier (LEI).

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The Fund will pay, and will save each Purchaser and each other holder of a Note harmless from, (i) all claims in respect of any fees, costs or expenses if any, of brokers and finders (other than those, if any, retained by a Purchaser or other holder in connection with its purchase of the Notes), (ii) any and all wire transfer fees that any bank or other financial institution deducts from any payment under such Note to such holder or otherwise charges to a holder of a Note with respect to a payment under such Note and (iii) any judgment, liability, claim, order, decree, fine, penalty, cost, fee, expense (including reasonable attorneys’ fees and expenses) or obligation resulting from the consummation of the transactions contemplated hereby, including the use of the proceeds of the Notes by the Fund.

        Section 15.2.     Certain Taxes.  The Fund agrees to pay all stamp, documentary or similar taxes or fees which may be payable in respect of the execution and delivery or the enforcement of the Financing Agreements or the execution and delivery (but not the transfer) or the enforcement of any of the Notes in the United States or any other jurisdiction where the Fund has assets or of any amendment of, or waiver or consent under or with respect to the Financing Agreements and to pay any value added tax due and payable in respect of reimbursement of costs and expenses by the Fund pursuant to this Section 15, and will save each holder of a Note to the extent permitted by applicable law harmless against any loss or liability resulting from nonpayment or delay in payment of any such tax or fee required to be paid by the Fund hereunder.

        Section 15.3.     Survival.  The obligations of the Fund under this Section 15 will survive the payment or transfer of any Note, the enforcement, amendment or waiver of any provision of any Financing Agreement, and the termination of this Agreement.

Section 16.        Survival of Representations and Warranties; Entire Agreement.

All representations and warranties contained herein shall survive the execution and delivery of the Financing Agreements, the purchase or transfer by any Purchaser of any Note or portion thereof or interest therein and the payment of any Note, and may be relied upon by any subsequent holder of a Note, regardless of any investigation made at any time by or on behalf of such Purchaser or any other holder of a Note.  All statements contained in any certificate or other instrument delivered by or on behalf of the Fund pursuant to the Financing Agreements shall be deemed representations and warranties of the Fund under this Agreement.  Subject to the preceding sentence, the Financing Agreements embody the entire agreement and understanding between each Purchaser and the Fund and supersede all prior agreements and understandings relating to the subject matter hereof.

Section 17.        Amendment and Waiver.

        Section 17.1.     Requirements.  (a) This Agreement and the Notes may be amended, and the observance of any term hereof or of the Notes may be waived (either retroactively or prospectively), with (and only with) the written consent of the Fund and the Required Holders, except that (a) no amendment or waiver of any of the provisions of Section 1, 2, 3, 4, 5, 6 or 21 hereof, or any defined term (as it is used therein), will be effective as to any Purchaser unless consented to by such Purchaser in writing, and (b) no such amendment or waiver may, without the written consent of the holder of each Note at the time outstanding affected thereby, (i) subject to the provisions of Section 12 relating to acceleration or rescission, change the amount or time of any prepayment or payment of principal of, or reduce the rate or change the time of payment or method of computation of interest or of the Make‑Whole Amount on, the Notes, (ii) change the percentage of the principal amount of the Notes the holders of which are required to consent to any such amendment or waiver, or (iii) amend any of Section 8, 11(a), 11(b), 12, 17 or 20.

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The Financing Agreements (other than this Agreement and the Notes) may be amended in the manner described in each such document.

        Section 17.2.     Solicitation of Holders of Notes.

           (a)     Solicitation.  The Fund will provide each holder of the Notes (irrespective of the amount of Notes then owned by it) with sufficient information, sufficiently far in advance of the date a decision is required, to enable such holder to make an informed and considered decision with respect to any proposed amendment, waiver or consent in respect of any of the provisions hereof or of the Notes.  The Fund will deliver executed or true and correct copies of each amendment, waiver or consent effected pursuant to the provisions of this Section 17 to each holder of outstanding Notes promptly following the date on which it is executed and delivered by, or receives the consent or approval of, the requisite holders of Notes.

           (b)     Payment.  The Fund will not directly or indirectly pay or cause to be paid any remuneration, whether by way of supplemental or additional interest, fee or otherwise, or grant any security or provide other credit support, to any holder of Notes as consideration for or as an inducement to the entering into by any holder of Notes or any waiver or amendment of any of the terms and provisions hereof or of the Notes or other Financing Agreements unless such remuneration is concurrently paid, or security is concurrently granted or other credit support concurrently provided, on the same terms, ratably to each holder of Notes then outstanding even if such holder did not consent to such waiver or amendment.

           (c)     Consent in Contemplation of Transfer.  Any consent made pursuant to this Section 17.2 by the holder of any Note that has transferred or has agreed to transfer such Note to the Fund or any Affiliate of the Fund or (iii) any other Person in connection with, or in anticipation of, such other Person acquiring, making a tender offer for or merging with the Fund and/or any of its Affiliates, in each case in connection with such consent, shall be void and of no force or effect except solely as to such holder, and any amendments effected or waivers granted or to be effected or granted that would not have been or would not be so effected or granted but for such consent (and the consents of all other holders of Notes that were acquired under the same or similar conditions) shall be void and of no force or effect except solely as to such holder.

        Section 17.3.     Binding Effect, Etc.  Any amendment or waiver consented to as provided in this Section 17 applies equally to all holders of Notes and is binding upon them and upon each future holder of any Note and upon the Fund without regard to whether such Note has been marked to indicate such amendment or waiver.  No such amendment or waiver will extend to or affect any obligation, covenant, agreement, Default or Event of Default not expressly amended or waived or impair any right consequent thereon.  No course of dealing between the Fund and the holder of any Note nor any delay in exercising any rights hereunder or under any Note shall operate as a waiver of any rights of any holder of such Note.  As used herein, the term “this Agreement” and references thereto shall mean this Agreement as it may from time to time be amended or supplemented.

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        Section 17.4.     Notes Held by Fund, Etc.  Solely for the purpose of determining whether the holders of the requisite percentage of the aggregate principal amount of Notes then outstanding approved or consented to any amendment, waiver or consent to be given under this Agreement or the Notes, or have directed the taking of any action provided herein or in the Notes to be taken upon the direction of the holders of a specified percentage of the aggregate principal amount of Notes then outstanding, Notes directly or indirectly owned by the Fund or any of its Affiliates shall be deemed not to be outstanding.

Section 18.        Notices.

Except to the extent otherwise provided in Section 7.4, all notices and communications provided for hereunder shall be in writing and sent (a) by telecopy if the sender on the same day sends a confirming copy of such notice by a recognized overnight delivery service (charges prepaid), or (b) by registered or certified mail with return receipt requested (postage prepaid), or (c) by a recognized overnight delivery service (with charges prepaid).  Any such notice must be sent:

               (i)      if to any Purchaser or its nominee, to such Purchaser or nominee at the address specified for such communications in Schedule A, or at such other address as such Purchaser or nominee shall have specified to the Fund in writing,

              (ii)      if to any other holder of any Note, to such holder at such address as such other holder shall have specified to the Fund in writing, or

             (iii)      if to the Fund, to the Fund at its address set forth at the beginning hereof to the attention of Alan Goodson, or at such other address as the Fund shall have specified to the holder of each Note in writing.

Except as otherwise provided in Sections 7.1 and 7.2, notices under this Section 18 will be deemed given only when actually received.

Section 19.        Reproduction of Documents.

This Agreement and all documents relating thereto, including, without limitation, (a) consents, waivers and modifications that may hereafter be executed, (b) documents received by any Purchaser at the Closing (except the Notes themselves), and (c) financial statements, certificates and other information previously or hereafter furnished to any Purchaser, may be reproduced by such Purchaser by any photographic, photostatic, electronic, digital, or other similar process and such Purchaser may destroy any original document so reproduced.  The Fund agrees and stipulates that, to the extent permitted by applicable law, any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding (whether or not the original is in existence and whether or not such reproduction was made by such Purchaser in the regular course of business) and any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.  This Section 19 shall not prohibit the Fund or any other holder of Notes from contesting any such reproduction to the same extent that it could contest the original, or from introducing evidence to demonstrate the inaccuracy of any such reproduction.

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Section 20.        Confidential Information.

For the purposes of this Section 20, “Confidential Information” means information delivered to any Purchaser by or on behalf of the Fund in connection with the transactions contemplated by or otherwise pursuant to this Agreement that is proprietary in nature and that was clearly marked or labeled or otherwise adequately identified when received by such Purchaser as being confidential information of the Fund, provided that such term does not include information that (a) was publicly known or otherwise known to such Purchaser prior to the time of such disclosure, (b) subsequently becomes publicly known through no act or omission by such Purchaser or any person acting on such Purchaser’s behalf, (c) otherwise becomes known to such Purchaser other than through disclosure by the Fund or (d) constitutes financial statements delivered to such Purchaser under Section 7.1 that are otherwise publicly available.  Each Purchaser will maintain the confidentiality of such Confidential Information in accordance with procedures adopted by such Purchaser in good faith to protect confidential information of third parties delivered to such Purchaser, provided that such Purchaser may deliver or disclose Confidential Information to (i) its directors, trustees, officers, employees, agents, service providers, attorneys and affiliates (to the extent such disclosure reasonably relates to the administration of the investment represented by its Notes), (ii) its auditors, financial advisors and other professional advisors who agree to hold confidential the Confidential Information substantially in accordance with the terms of this Section 20, (iii) any other holder of any Note, (iv) any Institutional Investor to which it sells or offers to sell such Note or any part thereof or any participation therein (if such Person has agreed in writing prior to its receipt of such Confidential Information to be bound by the provisions of this Section 20), (v) any Person from which it offers to purchase any security of the Fund (if such Person has agreed in writing prior to its receipt of such Confidential Information to be bound by the provisions of this Section 20), (vi) any federal or state regulatory authority having jurisdiction over such Purchaser, (vii) the NAIC or the SVO or, in each case, any similar organization, or any nationally recognized rating agency that requires access to information about such Purchaser’s investment portfolio, or (viii) any other Person to which such delivery or disclosure may be necessary or appropriate (w) to effect compliance with any law, rule, regulation or order applicable to such Purchaser, (x) in response to any subpoena or other legal process, (y) in connection with any litigation to which such Purchaser is a party or (z) if an Event of Default has occurred and is continuing, to the extent such Purchaser may reasonably determine such delivery and disclosure to be necessary or appropriate in the enforcement or for the protection of the rights and remedies under such Purchaser’s Notes and this Agreement.  Each holder of a Note, by its acceptance of a Note, will be deemed to have agreed to be bound by and to be entitled to the benefits of this Section 20 as though it were a party to this Agreement.  On reasonable request by the Fund in connection with the delivery to any holder of a Note of information required to be delivered to such holder under this Agreement or requested by such holder (other than a holder that is a party to this Agreement or its nominee), such holder will enter into an agreement with the Fund embodying the provisions of this Section 20.

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In the event that as a condition to receiving access to information relating to the Fund in connection with the transactions contemplated by or otherwise pursuant to this Agreement, any Purchaser or holder of a Note is required to agree to a confidentiality undertaking (whether through IntraLinks, another secure website, a secure virtual workspace or otherwise) which is different from this Section 20, this Section 20 shall not be amended thereby and, as between such Purchaser or such holder and the Fund, this Section 20 shall supersede any such other confidentiality undertaking.

Section 21.        Substitution of Purchaser.

Each Purchaser shall have the right to substitute any one of its Affiliates or another Purchaser or any one of such other Purchaser’s Affiliates (a “Substitute Purchaser”) as the purchaser of the Notes that it has agreed to purchase hereunder, by written notice to the Fund, which notice shall be signed by both such Purchaser and such Substitute Purchaser, shall contain such Substitute Purchaser’s agreement to be bound by this Agreement and shall contain a confirmation by such Substitute Purchaser of the accuracy with respect to it of the representations set forth in Section 6.  Upon receipt of such notice, any reference to such Purchaser in this Agreement (other than in this Section 21), shall be deemed to refer to such Substitute Purchaser in lieu of such original Purchaser.  In the event that such Substitute Purchaser is so substituted as a Purchaser hereunder and such Substitute Purchaser thereafter transfers to such original Purchaser all of the Notes then held by such Substitute Purchaser, upon receipt by the Fund of notice of such transfer, any reference to such Substitute Purchaser as a “Purchaser” in this Agreement (other than in this Section 21), shall no longer be deemed to refer to such Substitute Purchaser, but shall refer to such original Purchaser, and such original Purchaser shall again have all the rights of an original holder of the Notes under this Agreement.

Section 22.        Miscellaneous.

        Section 22.1.     Successors and Assigns.  All covenants and other agreements contained in this Agreement by or on behalf of any of the parties hereto bind and inure to the benefit of their respective successors and assigns (including any subsequent holder of a Note) whether so expressed or not, except that, subject to Section 10.2, the Fund may not assign or otherwise transfer any of its rights or obligations hereunder or under the Notes without the prior written consent of each holder.  Nothing in this Agreement, expressed or implied, shall be construed to confer upon any Person (other than the parties hereto and their respective successors and assigns permitted hereby) any legal or equitable right, remedy or claim under or by reason of this Agreement.

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        Section 22.2.     Accounting Terms.  All accounting terms used herein which are not expressly defined in this Agreement have the meanings respectively given to them in accordance with Applicable Accounting Principles.  Except as otherwise specifically provided herein, (i) all computations made pursuant to this Agreement shall be made in accordance with Applicable Accounting Principles, and (ii) all financial statements shall be prepared in accordance with Applicable Accounting Principles.  For purposes of determining compliance with the financial covenants contained in this Agreement (including Section 9, Section 10 and the definition of “Indebtedness”), any election by the Fund to measure an item of Indebtedness using fair value (as permitted by Financial Accounting Standards Board Accounting Standards Codification Topic No. 825-10-25 – Fair Value Option, International Accounting Standard 39 – Financial Instruments: Recognition and Measurement or any similar accounting standard) shall be disregarded and such determination shall be made as if such election had not been made.  If at any time any change in Applicable Accounting Principles would affect the computation of any financial ratio or requirement set forth in this Agreement and (i) the Fund notifies the holders of Notes that the Fund objects to determining compliance with such financial ratio or requirement on the basis of Applicable Accounting Principles in effect immediately after such change becomes effective or (ii) the Required Holders so object, then the Fund’s compliance with such ratio or requirement shall be determined on the basis of Applicable Accounting Principles in effect immediately before such change becomes effective, until either such notice is withdrawn by the Fund or the Required Holders, as the case may be, or the Fund and the Required Holders otherwise agree, provided that upon such a change in Applicable Accounting Principles which affects the Fund’s ability to comply with such financial ratio or requirement, the Fund shall cause to be delivered to the holders a reconciliation statement for each set of financial statements delivered pursuant to Section 7.1(a) or 7.1(b) setting forth in reasonable detail the effect of such change in Applicable Accounting Principles and such reconciliation statement shall be certified by a Senior Financial Officer of the Fund with respect to any fiscal half‑year period and by auditors of the Fund with respect to any annual fiscal period.  Except as otherwise expressly provided herein, the computation of financial ratios and requirements set forth in this Agreement shall be consistent with the Fund’s financial statements required to be delivered hereunder.

        Section 22.3.     Severability.  Any provision of this Agreement that is prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall (to the full extent permitted by law) not invalidate or render unenforceable such provision in any other jurisdiction.

        Section 22.4.     Construction, Etc.  Each covenant contained herein shall be construed (absent express provision to the contrary) as being independent of each other covenant contained herein, so that compliance with any one covenant shall not (absent such an express contrary provision) be deemed to excuse compliance with any other covenant.  Where any provision herein refers to action to be taken by any Person, or which such Person is prohibited from taking, such provision shall be applicable whether such action is taken directly or indirectly by such Person.

Defined terms herein shall apply equally to the singular and plural forms of the terms defined.  Whenever the context may require, any pronoun shall include the corresponding masculine, feminine and neuter forms.  The words “include,” “includes” and “including” shall be deemed to be followed by the phrase “without limitation.”  The word “will” shall be construed to have the same meaning and effect as the word “shall.”  Unless the context requires otherwise (a) any definition of or reference to any agreement, instrument or other document herein shall be construed as referring to such agreement, instrument or other document as from time to time amended, supplemented or otherwise modified (subject to any restrictions on such amendments, supplements or modifications set forth herein) and, for purposes of the Notes, shall also include any such notes issued in substitution therefor pursuant to Section 13, (b) subject to Section 22.1, any reference herein to any Person shall be construed to include such Person’s successors and assigns, (c) the words “herein,” “hereof” and “hereunder,” and words of similar import, shall be construed to refer to this Agreement in its entirety and not to any particular provision hereof, (d) all references herein to Sections and Schedules shall be construed to refer to Sections of, and Schedules to, this Agreement, and (e) any reference to any law or regulation herein shall, unless otherwise specified, refer to such law or regulation as amended, modified or supplemented from time to time.

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        Section 22.5.     Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be an original but all of which together shall constitute one instrument.  Each counterpart may consist of a number of copies hereof, each signed by less than all, but together signed by all, of the parties hereto.

        Section 22.6.     Governing Law.  This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the law of the State of New York excluding choice‑of‑law principles of the law of such State that would permit the application of the laws of a jurisdiction other than such State.

        Section 22.7.     Jurisdiction and Process; Waiver of Jury Trial.  (a) The Fund irrevocably submits to the non‑exclusive jurisdiction of any New York state or federal court sitting in the Borough of Manhattan, The City of New York, over any suit, action or proceeding arising out of or relating to this Agreement or the Notes.  To the fullest extent permitted by applicable law, the Fund irrevocably waives and agrees not to assert, by way of motion, as a defense or otherwise, any claim that it is not subject to the jurisdiction of any such court, any objection that it may now or hereafter have to the laying of the venue of any such suit, action or proceeding brought in any such court and any claim that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum.

           (b) The Fund agrees, to the fullest extent permitted by applicable law, that a final judgment in any suit, action or proceeding of the nature referred to in Section 22.7(a) brought in any such court shall be conclusive and binding upon it subject to rights of appeal, as the case may be, and may be enforced in the courts of the United States of America or the State of New York (or any other courts to the jurisdiction of which it or any of its assets is or may be subject) by a suit upon such judgment.

           (c)     The Fund consents to process being served by or on behalf of any holder of Notes in any suit, action or proceeding of the nature referred to in Section 22.7(a) by mailing a copy thereof by registered or certified mail (or any substantially similar form of mail), postage prepaid, return receipt requested, to it at its address specified in Section 18 or at such other address of which such holder shall then have been notified pursuant to said Section.  The Fund agrees that such service upon receipt (i) shall be deemed in every respect effective service of process upon it in any such suit, action or proceeding and (ii) shall, to the fullest extent permitted by applicable law, be taken and held to be valid personal service upon and personal delivery to it.  Notices hereunder shall be conclusively presumed received as evidenced by a delivery receipt furnished by the United States Postal Service or any reputable commercial delivery service.

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           (d)     Nothing in this Section 22.7 shall affect the right of any holder of a Note to serve process in any manner permitted by law, or limit any right that the holders of any of the Notes may have to bring proceedings against the Fund in the courts of any appropriate jurisdiction or to enforce in any lawful manner a judgment obtained in one jurisdiction in any other jurisdiction.

           (e)     The parties hereto hereby waive trial by jury in any action brought on or with respect to this Agreement, the Notes or any other document executed in connection herewith or therewith.

        Section 22.8.     Rounding.  Any financial ratios required to be maintained by the Fund pursuant to this Agreement shall be calculated by dividing the appropriate component by the other component, carrying the result to one place more than the number of places by which such ratio is expressed herein and rounding the result up or down to the nearest number (with a rounding up if there is no nearest number).

        Section 22.9.     Times of Day.  Unless otherwise specified, all references herein to times of day shall be references to Eastern time (daylight savings or standard, as applicable).

*    *    *    *    *

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If you are in agreement with the foregoing, please sign the form of agreement on a counterpart of this Agreement and return it to the Fund, whereupon this Agreement shall become a binding agreement between you and the Fund.

Very truly yours,

Aberdeen Asia-Pacific Income Fund, Inc.

By ____________________________________

    Name:

    Title:

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This Agreement is hereby accepted and agreed to as of the date thereof.

[  ]

By:_

By ____________________________________

Name:

Title:

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